SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 4
                                    FORM S-6

                               File No. 333-69777

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         IDS Tower 10, Minneapolis, Minnesota 55440-0010

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

         It  is  proposed  that  this  filing  become   effective   (check  the
         appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [ ] on (date) pursuant to paragraph (b)
            [X] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
            [ ] this  post-effective   amendment  designates  a  new  effective
                date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Variable Life Insurance Policy

F. Approximate date of proposed public offering: not applicable.


Note: The prospectus filed electronically herewith is not intended to supersede the prospectus filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-69777, filed on or about April 29, 2002.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

American Express

Variable Universal Life IV

Variable Universal Life IV - Platinum

Issued by:
IDS Life Insurance Company

Prospectus
Sept. __, 2002

A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

IDS Life Variable Life Separate Account

Issued and sold by:  IDS Life Insurance Company (IDS Life)
                              70100 AXP Financial Center
                              Minneapolis, MN 55474
                              Telephone: (800) 862-7919
                              Web site address: americanexpress.com

This prospectus contains information that you should know before investing in Variable Universal Life IV (VUL IV) and Variable Universal Life IV - Platinum (VUL IV - Platinum). VUL IV - Platinum is a life insurance policy with an initial specified amount of $1,000,000 or more. All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV - Platinum and VUL IV unless otherwise specified. Prospectuses are also available for the underlying funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

Variable universal life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable universal life insurance policy's features, benefits, risks and fees, and whether variable universal life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this policy is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this policy involves investment risk including possible loss of principal.

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1    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Table of Contents

The Policy in Brief                                       3

Loads, Fees and Charges                                   4
     Fund Expenses                                        5
     Premium Expense Charge                               7
     Monthly Deduction                                    8
     Surrender Charge                                     8
     Partial Surrender Charge                            11
     Mortality and Expense Risk Charge                   11
     Transfer Charge                                     11
     Optional Insurance Benefits                         11
     Other Information on Charges                        11

Purchasing Your Policy                                   12
     Application                                         12
     Right to Examine Policy                             12
     Premiums                                            12

Keeping The Policy in Force                              13
     No Lapse Guarantee                                  13
     No Lapse Guarantee to Age 70                        13
     No Lapse Guarantee to Age 100                       13
     Minimum Initial Premium Period                      13
     Grace Period                                        14
     Reinstatement                                       14

The Variable Account                                     14

The Funds                                                15
     Fund Objectives                                     22
     Relationship between Funds and Subaccounts          22

Rates of Return of the Funds and Subaccounts             23

The Fixed Account                                        32

Policy Value                                             32
     Fixed Account Value                                 32
     Subaccount Values                                   32

Proceeds Payable Upon Death                              34
     Change in Death Benefit Option                      35
     Changes in Specified Amount                         35
     Misstatement of Age or Sex                          36
     Suicide                                             36
     Beneficiary                                         36

Transfers Between the Fixed Account and Subaccounts      37
     Fixed Account Transfer Policies                     37
     Minimum Transfer Amounts                            37
     Maximum Transfer Amounts                            38
     Maximum Number of Transfers Per Year                38
     Two Ways to Request a Transfer, Loan or Surrender   38
     Automated Transfers                                 39
     Automated Dollar-Cost Averaging                     39
     Asset Rebalancing                                   40

Policy Loans                                             40

Policy Surrenders                                        41
     Total Surrenders                                    41
     Partial Surrenders                                  41
     Allocation of Partial Surrenders                    41
     Effect of Partial Surrenders                        41
     Taxes                                               41
     Exchange Right                                      42


Optional Insurance Benefits                              42
     Accelerated Benefit Rider for Terminal Illness      42
     Accidental Death Benefit                            42
     Automatic Increase Benefit Rider                    42
     Base Insured Rider                                  42
     Children's Insurance Rider                          42
     Other Insured Rider                                 42
     Waiver of Monthly Deduction                         42


Payment of Policy Proceeds                               43

Federal Taxes                                            45
     IDS Life's Tax Status                               45
     Taxation of Policy Proceeds                         45
     Modified Endowment Contracts                        46
     Other Tax Considerations                            46

IDS Life                                                 47
     Ownership                                           47
     State Regulation                                    47
     Distribution of the Policy                          47
     Legal Proceedings                                   48
     Experts                                             48

Management of IDS Life                                   49
     Directors                                           49
     Officers Other than Directors                       49

Other Information                                        49
     Substitution of Investments                         49
     Voting Rights                                       50
     Reports                                             50
     Rating Agencies                                     50

Policy Illustrations                                     50
     Understanding the Illustrations                     51
     Effect of Expenses and Charges                      51

Key Terms                                                56

Annual Financial Information                             58

Notes to Financial Statements                            63

Condensed Financial Information (Unaudited)             ___

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2    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

The Policy in Brief

Loads, fees and charges: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

o Fund expenses -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. __)

o Premium expense charge -- 5% is deducted from each premium payment to cover some distribution expenses, and state and local premium taxes and federal taxes. (p. __)


o Monthly deduction -- charged against the value of your policy each month (prior to the insured's attained insurance age 100), covering the cost of insurance, the policy fee and the cost of optional insurance benefits. For VUL IV, the policy fee is $7.50 per month for initial specified amounts below $250,000, and $0 per month for initial specified amounts of $250,000 and above. For VUL IV - Platinum, the policy fee is $0 per month. The cost of insurance for both policies depends on the amount of the death benefit, the policy value and the insured's insurance age, duration, sex and risk classification. (p. __)


o Surrender charge -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first ten years and for ten years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. __)

o Partial surrender fee -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less. (p. __)

o Mortality and expense risk charge -- applies only to the sub accounts; equals, on an annual basis, 0.9% of the average daily net asset value of the sub accounts for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV and 0.30% for VUL IV - Platinum. For years 21 and after, this charge equals 0.30% for VUL IV and 0.20% for VUL IV - Platinum. (p. __)

Purchasing your policy: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. __)

Right to examine policy: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. __)

Premiums: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. (p. __)


No lapse guarantee (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two no lapse guarantee options:

o No Lapse Guarantee To Age 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

o No Lapse Guarantee To Age 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.


This feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. __)

Grace period: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. __)

Reinstatement: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. (p. __)

Purpose: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy.

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3    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:

     The variable account, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. __)

     The fixed account, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4.0%. (p. __)

Proceeds payable upon death: Prior to the insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

o Option 1 level amount: The death benefit is the greater of the specified amount or a percentage of policy value.

o Option 2 variable amount: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p.
--)

On or after the insured's attained age 100, the proceeds payable upon the death of the insured will be the greater of: (p. __)

o the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

o the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

Transfers between the fixed account and subaccounts: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers among the fixed account and subaccounts. (p. __)

Policy loans: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit, policy value and NLG provisions. A loan also may have tax consequences, including IRS penalties, if your policy lapses or you surrender it. (p. __)

Policy surrenders: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. Partial surrenders may also be available with certain limits. Surrenders may be subject to IRS taxes and penalties (including a 10% IRS penalty for those policies classified as "modified endowments" if you surrender prior to your reaching age 591/2). (p. __)

Exchange right: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance. (p. __)

Optional insurance benefits -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. __)

Payment of policy proceeds: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. __)

Federal taxes: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your initial investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 591/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. __)

Loads, Fees and Charges

Policy charges compensate IDS Life for:

o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

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4    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

FUND EXPENSES
The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                      Management        12b-1           Other
                                                                         fees           fees          expenses        Total
AXP(R)  Variable Portfolio -
      Blue Chip Advantage Fund                                             .54%           .13%          .11%           .78%(1)
      Bond Fund                                                            .60            .13           .07            .80(2)
      Capital Resource Fund                                                .61            .13           .04            .78(2)
      Cash Management Fund                                                 .51            .13           .04            .68(2)
      Diversified Equity Income Fund                                       .55            .13           .23            .91(1)
      Emerging Markets Fund                                               1.16            .13           .46           1.75(1)
      Equity Select Fund                                                   .64            .13           .33           1.10(1)
      Extra Income Fund                                                    .62            .13           .07            .82(2)
      Federal Income Fund                                                  .61            .13           .10            .84(1)
      Global Bond Fund                                                     .84            .13           .10           1.07(2)
      Growth Fund                                                          .62            .13           .15            .90(1)
      International Fund                                                   .83            .13           .08           1.04(2)
      Managed Fund                                                         .59            .13           .04            .76(2)
      New Dimensions Fund(R)                                               .60            .13           .06            .79(2)
      Partners Small Cap Value Fund                                       1.02            .13           .35           1.50(1)
      S&P 500 Index Fund                                                   .29            .13           .07            .49(1)
      Small Cap Advantage Fund                                             .73            .13           .30           1.16(1)
      Stock Fund                                                           .56            .13           .41           1.10(1)
      Strategy Aggressive Fund                                             .60            .13           .05            .78(2)
AIM V.I.
      Capital Appreciation Fund, Series II                                 .61            .25           .24           1.10(3)
      Capital Development Fund, Series II                                  .75            .25           .41           1.41(3)
Alliance VP
      AllianceBernstein International Value Portfolio (Class B)             --            .25           .95           1.20(4)
      Growth and Income Portfolio (Class B)                                .63            .25           .04            .92(5)
American Century(R)Variable Portfolios, Inc.
      VP International, Class II                                          1.19            .25            --           1.44(6),(7)
      VP Value, Class II                                                   .86            .25            --           1.11(6),(8)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70             --           .17            .87(9)
Evergreen VA
      Capital Growth Fund, Class L Shares                                  .80            .25           .08           1.13(10)
Fidelity(R)VIP
      Growth & Income Portfolio Service Class 2                            .48            .25           .11            .84(11)
      Mid Cap Portfolio Service Class 2                                    .58            .25           .11            .94(11)
      Overseas Portfolio Service Class 2"                                  .73            .25           .20           1.18(11)
FTVIPT
      Franklin Real Estate Fund - Class 2                                  .56            .25           .03            .84(12),(13)
      Franklin Small Cap Value Securities Fund - Class 2                   .57            .25           .20           1.02(13),(14)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Mutual Shares Securities Fund - Class 2                              .60            .25           .19           1.04(13)

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5    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)

                                                                       Management       12b-1           Other
                                                                          fees          fees          expenses    Total
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                            .70%            --%          .11%      .81%(15)
      Mid Cap Value Fund                                                   .80             --           .13       .93(15)
INVESCO VIF
      Dynamics Fund                                                        .75             --           .33      1.08(16),(17)
      Financial Services Fund                                              .75             --           .32      1.07(16),(17)
      Technology Fund                                                      .75             --           .32      1.07(16),(17)
      Telecommunications Fund                                              .75             --           .34      1.09(16),(17)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                          .65            .25           .05       .95(18)
      International Growth Portfolio: Service Shares                       .65            .25           .06       .96(18)
Lazard Retirement Series
      International Equity Portfolio                                       .75            .25           .25      1.25(19)
MFS(R)
      Investors Growth Stock Series - Service Class                        .75            .25           .17      1.17(20),(21)
      New Discovery Series - Service Class                                 .90            .25           .16      1.31(20),(21),(22)
      Utilities Series - Service Class                                     .75            .25           .18      1.18(20),(21)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares                .65            .25           .12      1.02(5)
      Pioneer Europe VCT Portfolio - Class II Shares                       .51            .25          2.46      3.22(23)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                     .70            .25           .09      1.04(24)
      Putnam VT International Growth Fund - Class IB Shares                .76            .25           .18      1.19(24)
      Putnam VT Vista Fund - Class IB Shares                               .61            .25           .06       .92(24)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                           .75            .25           .54      1.54(25)
Wanger
      International Small Cap                                             1.24             --           .19      1.43(26)
      U.S. Smaller Companies                                               .94             --           .05       .99(26)
      (previously Wanger U.S. Small Cap)
Wells Fargo VT
      Asset Allocation Fund                                                .49            .25           .26      1.00(27)
      International Equity Fund                                             --            .25           .75      1.00(27)
      Small Cap Growth Fund                                                .63            .25           .32      1.20(27)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund and 10.67% and 11.36% for AXP(R) Variable Portfolio - Stock Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) From 5/1/01 through 4/30/02, Fund was capped at 1.20%. From 5/1/02 on, Fund will be capped at 1.45%. Absent such waiver, "Management fees," "Other expenses," and "Total" would be 1.00%, 8.06% and 9.31%.

(5) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Aug. 15, 2001 (commencement of sale) through Dec. 31, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

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6    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

(9) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(10) The Total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers or reimbursements at any time. Without 12b-1 fee waivers, "Other Expenses" and "Total" were 0.24% and 1.29% for Evergreen VA Capital Growth Fund, Class L Shares.

(11) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(14) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.

(15) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(17) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended Dec. 31,2001 were insignificant.

(18) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(19) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series and 1.17% for Utilities Series.

(22) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(23) The Portfolio's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver and expense reimbursements. Absent this arrangement, "Management fees," "Other expenses" and "Total" would be 1.00%, 3.32% and 4.57% for Pioneer Europe VCT Portfolio.

(24) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(25) The fund has adopted a Rule 12b-1 distribution plan for the Advisor Class shares. Under the distribution plan, the fund may make monthly payments to the fund's distributor at the annual rate of 1.00% of the average daily net assets of the fund attributable to its Advisor Class shares. However, under the Distribution Agreement for the Advisor Class shares, payments to the fund's distributor under the distribution plan are currently limited to payment at an annual rate equal to 0.25% of average daily net assets attributable to Advisor Class shares. Shareholder approval is required to increase the distribution fee from 0.25% to 1.00%. The 12b-1 payments may be made for distribution-related services and other services that are primarily intended to result in the sale of Advisor Class shares of the fund. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Advisor Class shares of the fund and may cost more than other types of sales charges. The fund's distributor has voluntarily agreed to waive a portion of the fees. Absent this waiver, "Total" expenses would be 1.55%.

(26) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(27) Amounts are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would be 0.55% and 1.06% for Wells Fargo VT Asset Allocation Fund, 0.75% and 3.40% for Wells Fargo VT International Equity Fund and 0.75% and 1.32% for Wells Fargo VT Small Cap Growth Fund.

IDS Life has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates IDS Life for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

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7    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.   the cost of insurance for the policy month;

2.   the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the no lapse guarantee is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")

Components of the monthly deduction:

1. Cost of Insurance: primarily, the cost of providing the death benefit under your policy. It depends on:

o    the amount of the death benefit;

o    the policy value; and

o    the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

(a) is the monthly cost of insurance rate based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.


We set the rates based on our expectations as to future mortality experience. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).

(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders.

(d) is any flat extra insurance charges we assess as a result of special underwriting considerations.

2. Policy fee: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV only. $0 per month for VUL IV - Platinum. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See "Optional Insurance Benefits.")


Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

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8    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. We will show the additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

            Lapse or surrender
           at beginning of year            Surrender charge
                    1                         $901.00
                    2                          901.00
                    3                          901.00
                    4                          901.00
                    5                          901.00
                    6                          901.00
                    7                          720.80
                    8                          540.60
                    9                          360.40
                   10                          180.20
                   11                            0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount. For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $44.25 multiplied by 5,000 or $221,250.

Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount)

                                              Standard              Standard
Age                                             male                 female
  0                                             $5.44                $5.13
  1                                              5.40                 5.11
  2                                              5.45                 5.14
  3                                              5.50                 5.18
  4                                              5.55                 5.22
  5                                              5.61                 5.27
  6                                              5.67                 5.31
  7                                              5.73                 5.36
  8                                              5.81                 5.42
  9                                              5.88                 5.47
 10                                              5.96                 5.53
 11                                              6.05                 5.60
 12                                              6.14                 5.66
 13                                              6.23                 5.73
 14                                              6.33                 5.81
 15                                              6.43                 5.88
 16                                              6.52                 5.96
 17                                              6.62                 6.04
 18                                              6.72                 6.13
 19                                              6.82                 6.22

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9    AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount) (continued)

                       Nonsmoker  Standard    Nonsmoker   Standard
Age                      male       male       female      female

20                      $ 6.61     $ 7.47      $ 6.19      $ 6.61
21                        6.70       7.60        6.29        6.72
22                        6.81       7.74        6.38        6.84
23                        6.92       7.89        6.48        6.97
24                        7.04       8.05        6.59        7.10
25                        7.16       8.22        6.71        7.24
26                        7.30       8.41        6.83        7.39
27                        7.45       8.61        6.95        7.54
28                        7.60       8.82        7.09        7.70
29                        7.77       9.05        7.23        7.88
30                        7.94       9.29        7.38        8.06
31                        8.13       9.55        7.54        8.25
32                        8.33       9.83        7.70        8.46
33                        8.54      10.12        7.88        8.67
34                        8.77      10.44        8.07        8.90
35                        9.01      10.77        8.26        9.14
36                        9.26      11.12        8.47        9.39
37                        9.53      11.49        8.69        9.66
38                        9.81      11.88        8.92        9.94
39                       10.11      12.30        9.16       10.23
40                       10.42      12.74        9.42       10.54
41                       10.76      13.20        9.69       10.86
42                       11.12      13.69        9.97       11.19
43                       11.49      14.21       10.27       11.54
44                       11.89      14.75       10.58       11.91
45                       12.32      15.33       10.91       12.30
46                       12.77      15.94       11.26       12.70
47                       13.25      16.58       11.63       13.13
48                       13.75      17.26       12.02       13.58
49                       14.30      17.99       12.44       14.05
50                       14.87      18.75       12.88       14.55
51                       15.49      19.57       13.35       15.08
52                       16.15      20.44       13.84       15.64
53                       16.85      21.35       14.37       16.23
54                       17.60      22.32       14.93       16.85
55                       18.39      23.35       15.52       17.51
56                       19.24      24.43       16.15       18.20
57                       20.15      25.58       16.83       18.94
58                       21.11      26.79       17.55       19.73
59                       22.15      28.08       18.32       20.58
60                       23.26      29.46       19.16       21.49
61                       24.45      30.93       20.06       22.48
62                       25.72      32.50       21.03       23.54
63                       27.09      34.16       22.08       24.68
64                       28.55      35.92       23.20       25.90

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10   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Maximum Surrender Charges (Rate per Thousand of Initial Specified Amount) (continued)

                       Nonsmoker  Standard    Nonsmoker   Standard
Age                      male       male       female      female

65                      $30.11     $37.78      $24.40      $27.19
66                       31.78      39.74       25.69       28.57
67                       33.57      41.81       27.07       30.04
68                       35.50      44.02       28.56       31.63
69                       37.57      46.37       30.19       33.35
70                       39.81      47.51       31.97       35.23
71                       42.23      47.51       33.91       37.29
72                       44.78      47.51       36.03       39.54
73                       45.48      47.51       38.34       41.98
74                       45.48      47.51       40.85       44.10
75                       45.48      47.51       43.06       44.25
76                       45.48      47.51       43.32       44.25
77                       45.48      47.51       43.32       44.25
78                       45.48      47.51       43.32       44.25
79                       45.48      47.51       43.32       44.25
80                       45.48      47.51       43.32       44.25
81                       45.48      47.51       43.32       44.25
82                       45.48      47.51       43.32       44.25
83                       45.48      47.51       43.32       44.25
84                       45.48      47.51       43.32       44.25
85                       45.48      47.51       43.32       44.25

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV and 0.30% for VUL IV - Platinum. For years 21 and after, this charge equals 0.30% for VUL IV and 0.20% for VUL IV - Platinum. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:

o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life will make up any further deficit from its general assets.

TRANSFER CHARGE
We reserve the right to limit transfers by mail or telephone to five per policy year. If we allow more than five transfers by mail or telephone per policy year, we also reserve the right to assess a fee for each transfer in excess of five made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

OPTIONAL INSURANCE BENEFITS
The charge for additional insurance benefits added by rider will be specified in the policy or in a supplement to the policy.

OTHER INFORMATION ON CHARGES
IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.

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11   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Purchasing Your Policy

APPLICATION
To apply for coverage, complete an application and send it with your premium payment to IDS Life home office. In your application, you:

o    select a specified amount of insurance;

o    select a death benefit option;

o    designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: IDS Life generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.

Incontestability: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

RIGHT TO EXAMINE POLICY
You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life's home office or your financial advisor with a written request for cancellation:

o by the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota).

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, IDS Life requires that you pay the minimum initial premiums in effect in order to keep the policy in force.


You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval.) We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the no lapse guarantee in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life reserves the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

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12   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

Keeping The Policy in Force

NO LAPSE GUARANTEE

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:


     NO LAPSE GUARANTEE TO AGE 70 (NLG-70)

     This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).


     The NLG-70 will remain in effect as long as:

     o    the sum of premiums paid; minus
     o    partial surrenders; minus
     o    outstanding indebtedness; equals or exceeds
     o    the NLG-70 premiums due since the policy date.

     The NLG-70 premium is shown in the policy.

     If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.


     NO LAPSE GUARANTEE TO AGE 100 (NLG-100)

     This option guarantees the policy will not lapse before the insured's attained insurance age 100.


     The NLG-100 will remain in effect as long as:

     o    the sum of premiums paid; minus
     o    partial surrenders; minus
     o    outstanding indebtedness; equals or exceeds
     o    the NLG-100 premiums due since the policy date.

     The NLG-100 premium is shown in the policy.


     If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-70 will be in effect. If the NLG-70 and the NLG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.


MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

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13   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLG options nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.


IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

o    a written request;
o    evidence satisfactory to IDS Life that the insured remains insurable;
o    payment of the required reinstatement premium; and
o    payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

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14   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

The Funds

You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FBC             AXP(R) Variable Portfolio   Objective: long-term total return exceeding that     IDS Life, investment
                -  Blue Chip Advantage      of the U.S. stock market. Invests primarily in       manager; AEFC, investment
                Fund                        blue chip stocks. Blue chip stocks are issued by     adviser.
                                            companies with a market
                                            capitalization of at least $1
                                            billion, an established management,
                                            a history of consistent earnings and
                                            a leading position within their
                                            respective industries.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FBD             AXP(R) Variable Portfolio - Objective: high level of current income while        IDS Life, investment
                Bond Fund                   conserving the value of the investment and           manager;  AEFC, investment
                                            continuing a high level of income for the longest    adviser.
                                            time period. Invests primarily in bonds and other
                                            debt obligations.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FCR             AXP(R) Variable Portfolio - Objective: capital appreciation. Invests primarily   IDS Life, investment
                Capital Resource Fund       in U.S. common stocks and other securities           manager;  AEFC, investment
                                            convertible into common stocks.                      adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FCM             AXP(R) Variable Portfolio   Objective: maximum current income consistent with    IDS Life, investment
                -  Cash Management Fund     liquidity and stability of principal. Invests        manager;  AEFC, investment
                                            primarily in money market securities.                adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FDE             AXP(R) Variable Portfolio - Objective: a high level of current income and, as    IDS Life, investment
                Diversified Equity          a secondary goal, steady growth of capital.          manager;  AEFC, investment
                Income Fund                 Invests primarily in dividend-paying common and      adviser.
                                            preferred stocks.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FEM             AXP(R) Variable Portfolio - Objective: long-term capital growth. Invests         IDS Life, investment
                Emerging Markets Fund       primarily in equity securities of companies in       manager; AEFC, investment
                                            emerging market countries.                           adviser; American Express
                                                                                                 Asset Management
                                                                                                 International, Inc.,  a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC, is the sub-adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FES             AXP(R) Variable Portfolio - Objective: growth of capital. Invests primarily in   IDS Life, investment
                Equity Select Fund          equity securities of medium-sized companies.         manager; AEFC, investment
                                                                                                 adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FEX             AXP(R) Variable Portfolio - Objective: high current income, with capital         IDS Life, investment
                Extra Income Fund           growth as a secondary objective. Invests primarily   manager; AEFC, investment
                                            in high-yielding, high-risk corporate bonds (junk    adviser.
                                            bonds) issued by U.S. and foreign companies and
                                            governments.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FFI             AXP(R) Variable Portfolio - Objective: a high level of current income and        IDS Life, investment
                Federal Income Fund         safety of principal consistent with an investment    manager; AEFC, investment
                                            in U.S. government and government agency             adviser.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FGB             AXP(R) Variable Portfolio - Objective: high total return through income and      IDS Life, investment
                Global Bond Fund            growth of capital. Non-diversified fund that         manager; AEFC, investment
                                            invests primarily in debt obligations of U.S. and    adviser.
                                            foreign issuers.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

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15   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FGR             AXP(R) Variable Portfolio - Objective: long-term capital growth. Invests         IDS Life, investment
                Growth Fund                 primarily in common stocks and securities            manager; AEFC, investment
                                            convertible into common stocks that appear to        adviser.
                                            offer growth opportunities.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FIE             AXP(R) Variable Portfolio - Objective: capital appreciation. Invests primarily   IDS Life, investment
                International Fund          in common stocks or convertible securities of        manager; AEFC, investment
                                            foreign issuers that offer strong growth potential.  adviser.  American Express
                                                                                                 Asset Management
                                                                                                 International, Inc., a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC,  is the sub-adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FMF             AXP(R) Variable Portfolio - Objective: maximum total investment return through   IDS Life, investment
                Managed Fund                a combination of capital growth and current          manager; AEFC, investment
                                            income. Invests primarily in a combination of        adviser.
                                            common and preferred stocks, convertible
                                            securities, bonds and other debt securities.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FND             AXP(R) Variable Portfolio   Objective: long-term growth of capital. Invests      IDS Life, investment
                -  New Dimensions Fund(R)   primarily in common stocks showing potential for     manager; AEFC, investment
                                            significant growth.                                  adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FPS             AXP(R) Variable Portfolio - Objective: long term capital appreciation.           IDS Life, investment
                Partners Small Cap  Value   Non-diversified fund that invests primarily in       manager; AEFC, investment
                Fund                        equity securities.                                   adviser;  Royce &
                                                                                                 Associates, LLC and EQSF
                                                                                                 Advisers, Inc.,
                                                                                                 sub-advisers.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FIV             AXP(R) Variable Portfolio   Objective: long-term capital appreciation.           IDS Life, investment
                -  S&P 500 Index Fund       Non-diversified fund that invests primarily in       manager; AEFC, investment
                                            securities that are expected to provide investment   adviser.
                                            results that correspond to the performance of the
                                            S&P 500 Index.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSM             AXP(R) Variable Portfolio - Objective: long-term capital growth. Invests         IDS Life, investment
                Small Cap Advantage Fund    primarily in equity stocks of small companies that   manager;  AEFC, investment
                                            are often included in the Russell 2000 Index         adviser;  Kenwood Capital
                                            and/or have market capitalization under  $2          Management LLC, sub-adviser.
                                            billion.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FST             AXP(R) Variable Portfolio - Objective: current income and growth of capital.     IDS Life, investment
                Stock Fund                  Invests primarily in common stocks and securities    manager; AEFC, investment
                                            convertible into common stock.                       adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSA             AXP(R) Variable Portfolio - Objective: capital appreciation. Invests primarily   IDS Life, investment
                Strategy Aggressive Fund    in equity securities of growth companies.            manager; AEFC, investment
                                                                                                 adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAC             AIM V.I. Capital            Objective: growth of capital. Invests principally    A I M Advisors, Inc.
                Appreciation Fund, Series   in common stocks of companies likely to benefit
                II                          from new or innovative products, services or
                                            processes as well as those with
                                            above-average growth and excellent
                                            prospects for future growth.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAD             AIM V.I. Capital            Objective: long term growth of capital. Invests      A I M Advisors, Inc
                Development Fund, Series    primarily in securities (including common stocks,
                II                          convertible securities and bonds) of small- and
                                            medium-sized companies.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

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16   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAB             Alliance VP                 Objective: long-term growth of capital. Invests      Alliance Capital
                AllianceBernstein           primarily in a diversified portfolio of foreign      Management, L.P.
                International Value         equity securities.
                Portfolio (Class B)
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAL             Alliance VP Growth and      Objective: reasonable current income and             Alliance Capital
                Income Portfolio (Class B)  reasonable appreciation. Invests primarily in        Management, L.P.
                                            dividend-paying common stocks of good quality.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAI             American Century(R) VP      Objective: long term capital growth. Invests         American Century Investment
                International, Class II     primarily in stocks of growing foreign companies     Management, Inc.
                                            in developed countries.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAV             American Century(R) VP      Objective: long-term capital growth, with income     American Century Investment
                Value, Class II             as a secondary objective. Invests primarily in       Management, Inc.
                                            stocks of companies that management believes to be
                                            undervalued at the time of purchase.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSB             Calvert Variable Series,    Objective: income and capital growth. Invests        Calvert Asset Management
                Inc. Social Balanced        primarily in stocks, bonds and money market          Company, Inc. (CAMCO),
                Portfolio                   instruments which offer income and capital growth    investment adviser. SSgA
                                            opportunity and which satisfy the investment and     Funds Management, Inc. and
                                            social criteria.                                     Brown Capital Management
                                                                                                 are the investment
                                                                                                 subadvisers.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FCG             Evergreen VA Capital        Objective: long-term capital growth. The fund        Evergreen Investment
                Growth Fund, Class L        seeks to achieve its goal by investing primarily     Management Company, LLC.
                Shares                      in common stocks of large U.S. companies, which      Pilgrim Baxter Value
                                            the portfolio managers believe have  the potential   Investors, Inc. is the
                                            for capital growth over the intermediate- and        sub-investment adviser.
                                            long-term.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

FFG             Fidelity(R) VIP Growth &    Strategy: high total return through a combination    Fidelity Management &
                Income Portfolio Service    of current income and capital appreciation.          Research Company (FMR),
                Class 2                     Normally invests a majority of assets in common      investment manager; FMR
                                            stocks with a focus on those that pay current        U.K. and FMR Far East,
                                            dividends and show potential for capital             sub-investment advisers.
                                            appreciation.

--------------- --------------------------- ---------------------------------------------------- -----------------------------
FFM             Fidelity(R) VIP Mid Cap     Strategy: long-term growth of capital. Normally      FMR, investment manager;
                Portfolio Service Class 2   invests at least 80% of assets in companies with     FMR U.K. and FMR Far East,
                                            medium market capitalization common stocks.          sub-investment advisers.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FFO             Fidelity(R) VIP Overseas    Strategy: long-term growth of capital. Invests       FMR, investment manager;
                Portfolio Service Class 2   primarily in common stocks of foreign securities.    FMR U.K., FMR Far East,
                                                                                                 Fidelity International
                                                                                                 Investment Advisors (FIIA)
                                                                                                 and FIIA U.K.,
                                                                                                 sub-investment advisers.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FRE             FTVIPT Franklin Real        Objective: capital appreciation with a secondary     Franklin Advisers, Inc.
                Estate Fund - Class 2       goal to earn current income. Invests at least 80%
                                            of its net assets in investments of
                                            companies operating in the real
                                            estate industry. The Fund invests
                                            primarily in equity real estate
                                            investment trusts (REITs).
--------------- --------------------------- ---------------------------------------------------- -----------------------------

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17   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSV             FTVIPT Franklin Small Cap   Objective: long-term total return. Invests at        Franklin Advisory Services,
                Value Securities Fund -     least 80% of its net assets in investments of        LLC
                Class 2 (previously         small capitalization companies. For this Fund,
                FTVIPT Franklin Value       small capitalization companies are those that have
                Securities  Fund - Class    a market cap not exceeding $2.5 billion, at the
                2)                          time of purchase. Invests primarily in equity
                                            securities of companies manager
                                            believes are selling substantially
                                            below the underlying value of their
                                            assets or their private market
                                            value.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FMS             FTVIPT Mutual Shares        Objective: capital appreciation with income as a     Franklin Mutual Advisers,
                Securities Fund - Class 2   secondary goal. Invests primarily in equity          LLC
                                            securities of companies that the
                                            manager believes are available at
                                            market prices less than their value
                                            based on certain recognized or
                                            objective criteria (intrinsic
                                            value).
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FUE             Goldman Sachs VIT           Objective: seeks long-term growth of capital and     Goldman Sachs Asset
                CORE(SM) U.S. Equity Fund   dividend income. Invests, under normal               Management
                                            circumstances, at least 90% of its
                                            total assets (not including
                                            securities lending collateral and
                                            any investment of that collateral)
                                            measured at time of purchase, in a
                                            broadly diversified portfolio of
                                            large-cap and blue chip equity
                                            investments representing all major
                                            sectors of the U.S. economy.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FMC             Goldman Sachs VIT  Mid      Objective: seeks long-term capital appreciation.     Goldman Sachs Asset
                Cap Value Fund              Invests, under normal circumstances, at least 80%    Management
                                            of its net assets plus any borrowing
                                            for investment purposes (measured at
                                            time of purchase) in a diversified
                                            portfolio of equity investments in
                                            mid-capitalization issuers within
                                            the range of the market
                                            capitalization of companies
                                            constituting the Russell Midcap
                                            Value index at the time of
                                            investment.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FID             INVESCO VIF -  Dynamics     Objective: long-term growth of capital. Invests      INVESCO Funds Group, Inc.
                Fund                        primarily in common stocks of mid-sized companies
                                            - companies included in the Russell
                                            Mid-Cap Growth Index at the time of
                                            purchase, or if not included in that
                                            Index, those with market
                                            capitalizations between $2.5 billion
                                            and $15 billion at the time of
                                            purchase. The Fund also has the
                                            flexibility to invest in other types
                                            of securities, including preferred
                                            stocks, convertible securities and
                                            bonds.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

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18   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FFS             INVESCO VIF - Financial     Objective: long-term growth of capital.              INVESCO Funds Group, Inc.
                Services Fund               Aggressively managed. Invests at least 80% of its
                                            assets in the equity securities and
                                            equity-related instruments of
                                            companies involved in the financial
                                            services sector. These companies
                                            include but are not limited to,
                                            banks, insurance companies, and
                                            investment and miscellaneous
                                            industries (asset managers,
                                            brokerage firms,
                                            government-sponsored agencies and
                                            suppliers to financial services
                                            companies).
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FTC             INVESCO VIF -  Technology   Objective: long-term growth of capital. The Fund     INVESCO Funds Group, Inc.
                Fund                        is aggressively managed. Invests at least 80% of
                                            its assets in equity securities and
                                            equity-related instruments of
                                            companies engaged in
                                            technology-related industries. These
                                            include, but are not limited to,
                                            applied technology, biotechnology,
                                            communications, computers,
                                            electronics, Internet, IT services
                                            and consulting, software,
                                            telecommunications equipment and
                                            services, IT infrastructure, and
                                            networking companies. Many of these
                                            products and services are subject to
                                            rapid obsolescence, which may lower
                                            the market value of securities of
                                            the companies in this sector.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FTL             INVESCO VIF -               Objective: long-term growth of capital. Current      INVESCO Funds Group, Inc.
                Telecommunications Fund     income is a secondary objective. The Fund is
                                            aggressively managed. Invests
                                            primarily in equity securities of
                                            companies involved in the design,
                                            development manufacture,
                                            distribution or sale of
                                            communications services and
                                            equipment, and companies that are
                                            involved in supplying equipment or
                                            services to such companies. The
                                            telecommunications sector includes
                                            companies that offer telephone
                                            services, wireless communications,
                                            satellite communications, television
                                            and movie programming, broadcasting
                                            and Internet access.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FGT             Janus Aspen Series Global   Objective: long-term growth of capital.              Janus Capital
                Technology Portfolio:       Non-diversified mutual fund that invests, under
                Service Shares              normal circumstances, at least 80% of its net
                                            assets in securities of companies that the
                                            portfolio manager believes will
                                            benefit significantly from advances
                                            or improvements in technology. It
                                            implements this policy by investing
                                            primarily in equity securities of
                                            U.S. and foreign companies selected
                                            for their growth potential.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
19 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FIG             Janus Aspen Series          Objective: long-term growth of capital. Invests,     Janus Capital
                International Growth        under normal circumstances, at least 80% of its
                Portfolio: Service Shares   net assets in securities of issuers from at least
                                            five different countries, excluding
                                            the United States. Although the
                                            Portfolio intends to invest
                                            substantially all of its assets in
                                            issuers located outside the United
                                            States, it may at times invest in
                                            U.S. issuers and it may at times
                                            invest all of its assets in fewer
                                            than five countries or even a single
                                            country.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FIP             Lazard Retirement           Objective: long-term capital appreciation. Invests   Lazard Asset Management
                International Equity        primarily in equity securities, principally common
                Portfolio                   stocks of relatively large non-U.S. companies with
                                            market capitalizations in the range
                                            of the Morgan Stanley Capital
                                            International (MSCI) Europe,
                                            Australia and Far East (EAFE(R))
                                            Index that the Investment Manager
                                            believes are undervalued based on
                                            their earnings, cash flow or asset
                                            values.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FGW             MFS(R) Investors Growth     Objective: long-term growth of capital and future    MFS Investment Management(R)
                Stock Series - Service      income. Invests at least 80% of its total assets
                Class                       in common stocks and related securities of
                                            companies which MFS believes offer
                                            better than average prospects for
                                            long-term growth.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FDS             MFS(R) New Discovery        Objective: capital appreciation. Invests primarily   MFS Investment Management(R)
                Series - Service Class      in equity securities of emerging growth companies.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FUT             MFS(R) Utilities Series -   Objective: capital growth and current income.        MFS Investment Management(R)
                Service Class               Invests primarily in equity and debt securities
                                            of domestic and foreign companies in the
                                            utilities industry.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FPE             Pioneer Equity Income VCT   Objective: current income and long-term growth of    Pioneer
                Portfolio - Class II        capital from a portfolio consisting primarily of
                Shares                      income producing equity securities of U.S.
                                            corporations. Invests primarily in
                                            common stocks, preferred stocks and
                                            interests in real estate investment
                                            trusts (REITs). Normally, the
                                            portfolio invests at least 80% of
                                            its total assets in income producing
                                            equity securities. The remainder of
                                            the portfolio may be invested in
                                            debt securities, most of which are
                                            expected to be convertible into
                                            common stocks.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
20 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FEU             Pioneer Europe VCT          Objective: long-term growth of capital. Invests      Pioneer
                Portfolio - Class II        primarily in equity securities of European issuers
                Shares                      including common stocks, preferred stocks, rights,
                                            depositary receipts, warrants and
                                            debt securities convertible into
                                            common stock. Normally, the
                                            portfolio invests 80% of its total
                                            assets in equity securities of
                                            European issuers. The portfolio may
                                            also purchase forward foreign
                                            currency contracts in connection
                                            with its investments.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FHS             Putnam VT Health Sciences   Objective: capital appreciation. The fund seeks      Putnam Investment
                Fund - Class IB Shares      its goal by investing at least 80% of its net        Management, LLC
                                            assets in common stocks of U.S. companies in the
                                            health sciences industries, with a focus on growth
                                            stocks.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FPI             Putnam VT International     Objective: capital appreciation. The fund seeks      Putnam Investment
                Growth Fund -  Class IB     its goal by investing mainly in common stocks of     Management, LLC
                Shares                      companies outside the United States.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FVS             Putnam VT Vista Fund -      Objective: capital appreciation. The fund  seeks     Putnam Investment
                Class IB Shares             its goal by investing mainly in common stocks of     Management, LLC
                                            U.S. companies with a focus on  growth stocks.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSO             Strong Opportunity Fund     Objective: seeks capital growth. Invests primarily   Strong Capital Management,
                II - Advisor Class          in common stocks of medium capitalization            Inc.
                                            companies that the Fund's managers
                                            believe are underpriced, yet have
                                            attractive growth prospects.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FIC             Wanger International        Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                Small Cap                   primarily in stocks of small- and medium-size        Management, L.P.
                                            non-U.S. companies with capitalizations of less
                                            than $2 billion.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FSP             Wanger U.S. Smaller         Objective: long-term growth of capital. Invests      Liberty Wanger Asset
                Companies (previously       primarily in stocks of small- and medium-size U.S.   Management, L.P.
                Wanger U.S. Small Cap)      companies with capitalizations of less  than $5
                                            billion.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FAA             Wells Fargo VT Asset        Objective: long-term total return, consistent with   Wells Fargo Funds
                Allocation Fund             reasonable risk. Invests primarily in the            Management, LLC, adviser;
                                            securities of various indexes to
                                            replicate the Wells Capital
                                            Management total return of the
                                            index. We use an asset Incorporated,
                                            sub-adviser. allocation model to
                                            allocate and reallocate assets among
                                            common stocks (S&P 500 Index), U.S.
                                            Treasury bonds (Lehman Brothers 20+
                                            Treasury Index) and money market
                                            instruments, operating from a target
                                            allocation of 60% stocks and 40%
                                            bonds.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

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21   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Subaccount      Investing In                Investment Objectives and Policies                   Investment Adviser or Manager
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FWI             Wells Fargo VT              Objective: total return with an emphasis on          Wells Fargo Funds
                International  Equity Fund  capital appreciation over the long-term. Invests     Management, LLC, adviser;
                                            primarily in equity securities of non-U.S.           Wells Capital Management
                                            companies.                                           Incorporated,  sub-adviser.
--------------- --------------------------- ---------------------------------------------------- -----------------------------
FWS             Wells Fargo VT Small Cap    Objective: long-term capital appreciation. Invests   Wells Fargo Funds
                Growth Fund                 primarily in common stocks issued by companies       Management, LLC, adviser;
                                            whose market capitalization falls within the range   Wells Capital Management
                                            of the Russell 2000 Index, which is considered a     Incorporated,  sub-adviser.
                                            small capitalization index.
--------------- --------------------------- ---------------------------------------------------- -----------------------------

FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Diversification: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

--------------------------------------------------------------------------------
22 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Rates of Return of the Funds and Subaccounts

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."

Rates of return of the funds: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

Average Annual Total Return for Period ending Dec. 31, 2001
                                                                                                                  10 years or since
Fund                                                                              1 year     3 years   5 years      commencement
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund (9/99)(1)                                           (16.49%)        --%        --%         (6.91%)
    Bond Fund (10/81)(1)                                                           7.67        4.90       4.98           7.21
    Capital Resource Fund (10/81)(1)                                             (18.11)      (5.78)      5.20           6.81
    Cash Management Fund (10/81)(1)
    (1.64% Simple, 1.65% Compound)(2)                                              3.74        4.76       4.92           4.48
    Diversified Equity Income Fund (9/99)(1)                                       2.14          --         --           2.64
    Emerging Markets Fund (5/00)(1)                                               (1.38)         --         --         (17.58)
    Equity Select Fund (5/01)(1)                                                     --          --         --          (1.04)(3)
    Extra Income Fund (5/96)(1)                                                    4.93        0.36       1.84           2.63
    Federal Income Fund (9/99)(1)                                                  6.29          --         --           6.61
    Global Bond Fund (5/96)(1)                                                     1.34        0.01       2.33           3.44
    Growth Fund (9/99)(1)                                                        (30.95)         --         --         (16.01)
    International Fund (1/92)(1)                                                 (28.69)      (7.97)     (1.49)          3.81
    Managed Fund (4/86)(1)                                                       (10.59)       0.10       6.78           8.74
    New Dimensions Fund(R) (5/96)(1)                                             (16.71)      (0.01)      9.85          10.77
    Partners Small Cap Value Fund (8/01)(1)                                          --          --         --           7.04(3)
    S&P 500 Index Fund (5/00)(1)                                                 (12.46)         --         --         (13.22)
    Small Cap Advantage Fund (9/99)(1)                                            (6.53)         --         --           4.39
    Stock Fund (8/01)(1)                                                             --          --         --          (3.09)(3)
    Strategy Aggressive Fund (1/92)(1)                                            32.91       (2.42)      1.44           6.65
AIM V.I.
    Capital Appreciation Fund, Series II (5/93)(1),(4)                           (23.28)      (0.39)      6.00          11.75
    Capital Development Fund, Series II (5/98)(1),(4)                             (8.08)       9.04         --           5.07
Alliance VP
    AllianceBernstein International Value Portfolio (Class B) (5/01)(1),(5)          --          --         --          (3.71)(3)
    Growth and Income Portfolio (Class B) (1/91)(1),(6)                            0.15          --      14.66          13.85
American Century(R) Variable Portfolios, Inc.
    VP International, Class II (5/94)(1),(7)                                     (29.17)      (1.13)      6.37           6.84
    VP Value, Class II (5/96)(1),(7)                                              12.82        9.74      11.80          12.61
Calvert Variable Series, Inc.
    Social Balanced Portfolio (9/86)(1)                                           (6.94)       0.39       7.15           8.79

--------------------------------------------------------------------------------
23 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return for Period ending Dec. 31, 2001 (continued)
                                                                                                                  10 years or since
Fund                                                                              1 year      3 years   5 years      commencement
Evergreen VA
    Capital Growth Fund, Class L Shares (3/98)(1),(8)                            (13.01%)      2.92%        --%          4.52%
Fidelity(R) VIP
    Growth & Income Portfolio Service Class 2 (12/96)(1),(9)                      (9.01)      (1.54)      9.93           9.70
    Mid Cap Portfolio Service Class 2 (12/98)(1),(9)                              (3.51)      24.21         --          25.37
    Overseas Portfolio Service Class 2 (1/87)(1),(9)                             (21.20)      (3.24)      2.63           5.84
FTVIPT
    Franklin Real Estate Fund - Class 2 (1/89)(1),(4),(10)                         0.08        0.10       0.06          10.22
    Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(10)              0.14        0.13         --           3.23
    (previously FTVIPT Franklin Value Securities Fund - Class 2)
    Mutual Shares Securities Fund - Class 2 (11/96)(1),(10)                        7.00       11.00      10.00          10.60
Goldman Sachs VIT
    CORE(SM) U.S. Equity Fund (2/98)(1),(11)
    Mid Cap Value Fund (5/98)(1)                                                   6.82       11.51         --           5.06
INVESCO VIF
    Dynamics Fund (8/97)(1)                                                      (31.14)       1.10         --           5.75
    Financial Services Fund (9/99)(1)                                             (9.88)         --         --          10.22
    Technology Fund (5/97)(1)                                                    (45.82)       2.42         --           9.96
    Telecommunications Fund (9/99)(1)                                            (54.00)         --         --         (22.54)
Janus Aspen Series
    Global Technology Portfolio: Service Shares (1/00)(1),(12)                   (37.31)         --         --         (36.41)
    International Growth Portfolio: Service Shares (5/94)(1),(12),(13)           (23.43)       4.85       9.78          13.47
Lazard Retirement Series
    International Equity Portfolio (9/98)(1)                                     (24.06)      (5.89)        --          (1.97)
MFS(R)
    Investors Growth Stock Series - Service Class (5/99)(1),(14)                 (24.83)         --         --          (0.50)
    New Discovery Series - Service Class (5/98)(1),(14)                           (5.25)      17.19         --          14.53
    Utilities Series - Service Class (1/95)(1),(14)                              (24.20)       2.01      10.54          14.77
Pioneer VCT
    Pioneer Equity Income VCT Portfolio - Class II Shares (3/95)(1),(15)          (7.15)       2.38      11.96          14.29
    Pioneer Europe VCT Portfolio - Class II Shares (10/98)(1),(16)               (22.85)      (7.01)        --          (4.93)
Putnam Variable Trust
    Putnam VT Health Sciences Fund - Class IB Shares (4/98)(1),(17)              (19.75)       2.31         --           4.41
    Putnam VT International Growth Fund - Class IB Shares (1/97)(1),(18)         (20.61)       4.74         --           9.58
    Putnam VT Vista Fund - Class IB Shares (1/97)(1),(18)                        (33.50)      (0.90)        --           7.44
Strong Funds
    Strong Opportunity Fund II - Advisor Class (5/92)(1),(19)                     (4.16)      10.98      14.06          16.16

--------------------------------------------------------------------------------
24 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return for Period ending Dec. 31, 2001 (continued)
                                                                                                                10 years or since
Fund                                                                             1 year     3 years   5 years      commencement
Wanger
    International Small Cap (5/95)(1)                                            (21.27%)      8.75%      8.07%         15.53%
    U.S. Smaller Companies (5/95)(1)                                              11.39        8.56      12.47          18.27
    (previously Wanger U.S. Small Cap)
Wells Fargo VT
    Asset Allocation Fund (4/94)(1),(20)                                          (6.96)       0.91       9.24          11.16
    International Equity Fund (7/00)(1)                                          (16.09)         --         --         (17.32)
    Small Cap Growth Fund (5/95)(1),(21)                                         (24.37)      (0.89)     (1.78)          5.10

(1)   (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the fund.

(4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class IIshares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(18) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offer as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation
      Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

--------------------------------------------------------------------------------
25 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Rates of Return of Subaccounts
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began in investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
     AXP(R)Variable Portfolio -
FBC     Blue Chip Advantage Fund (5/00; 9/99)(1)         (21.38%)   --%     --%    (19.52%)    (21.38%)    --%     --%     (9.78%)
FBD     Bond Fund (5/00; 10/81)(1)                         1.37     --      --       5.35        1.37    2.99    5.85       9.02
FCR     Capital Resource Fund (5/00; 10/81)(1)           (22.91)    --      --     (22.83)     (22.91)   3.20    5.32      10.80
FCM     Cash Management Fund (5/00; 10/81)(1)             (2.34)    --      --       0.48       (2.34)   2.93    3.03       5.18
FDE     Diversified Equity Income Fund (5/00; 9/99)(1)    (3.84)    --      --      (3.18)      (3.84)     --      --      (0.53)
FEM     Emerging Markets Fund (5/00; 5/00)(1)             (7.18)    --      --     (18.27)      (7.18)     --      --     (20.79)
FES     Equity Select Fund (5/02; 5/01)(1)                   --     --      --         --(2)       --      --      --      (6.55)(3)
FEX     Extra Income Fund (5/00; 5/96)(1)                 (1.18)    --      --      (5.25)      (1.18)  (0.10)     --       0.80
FFI     Federal Income Fund (5/00; 9/99)(1)                0.14     --      --       4.51        0.14      --      --       3.38
FGB     Global Bond Fund (5/00; 5/96)(1)                  (4.58)    --      --       1.32       (4.58)   0.38      --       1.59
FGR     Growth Fund (5/00; 9/99)(1)                      (34.99)    --      --     (34.58)     (34.99)     --      --     (18.61)
FIE     International Fund (5/00; 1/92)(1)               (32.86)    --      --     (28.63)     (32.86)  (3.37)     --       2.40
FMF     Managed Fund (5/00; 4/86)(1)                     (15.83)    --      --     (11.95)     (15.83)   4.74    7.28       8.86
FND     New Dimensions Fund(R) (11/99; 5/96)(1)          (21.58)    --      --      (8.74)     (21.58)   7.75      --       8.79
FPS     Partners Small Cap Value Fund (5/02; 8/01)(1)        --     --      --         --(2)       --      --      --       1.35(3)
FIV     S&P 500 Index Fund (5/00; 5/00)(1)               (17.59)    --      --     (16.39)     (17.59)     --      --     (16.61)
FSM     Small Cap Advantage Fund (5/00; 9/99)(1)         (12.01)    --      --      (7.76)     (12.01)     --      --       1.16
FST     Stock Fund (5/02; 8/01)(1)                           --     --      --         --(2)       --      --      --      (8.26)(3)
FSA     Strategy Aggressive Fund (5/00; 1/92)(1)         (36.83)    --      --     (30.88)     (36.83)  (0.50)     --       5.17
     AIM V.I.
FAC     Capital Appreciation Fund,
        Series II (5/02; 5/93)(1),(4)                        --     --      --         --(2)   (27.83)   3.96      --      10.07
FAD     Capital Development Fund,
        Series II (5/02; 5/98)(1),(4)                        --     --      --         --(2)   (13.48)     --      --       2.67
     Alliance VP
FAB     AllianceBernstein International Value Portfolio
        (Class B) (5/02; 5/01)(1),(5)                        --     --      --         --(2)       --      --      --      (6.78)(3)
FAL     Growth and Income Portfolio
        (Class B) (5/02; 1/91)(1),(6)                        --     --      --         --(2)    (5.69)  12.34   13.22      12.24
     American Century(R) Variable Portfolios, Inc.
FAI     VP International, Class II (5/02; 5/94)(1),(7)       --     --      --         --(2)   (33.32)   2.68      --       4.00
FAV     VP Value, Class II (5/02; 5/96)(1),(7)               --     --      --         --(2)     6.25    9.67      --      10.60
     Calvert Variable Series, Inc.
FSB     Social Balanced Portfolio (5/00; 9/86)(1)        (12.26)    --      --      (9.37)     (12.26)   5.12    7.27       7.98

--------------------------------------------------------------------------------
26 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Reflecting the 5% Premium Expense Charge For Period Ending Dec. 31, 2001 (continued)

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
     Evergreen VA
FCG     Capital Growth Fund, Class L Shares
        (5/02; 3/98)(1),(8)                                  --%    --%     --%        --%(2)  (18.11%)    --%     --%      2.21%
     Fidelity(R) VIP
FFG     Growth & Income Portfolio
        Service Class 2 (5/02; 12/96)(1),(9)                 --     --      --         --(2)   (14.34)   7.83      --       7.83
FFM     Mid Cap Portfolio Service Class 2
        (5/02; 12/98)(1),(9)                                 --     --      --         --(2)    (9.17)     --      --      22.25
FFO     Overseas Portfolio Service Class 2
        (5/02; 1/87)(1),(9)                                  --     --      --         --(2)   (25.82)   0.67    4.35       4.79
     FTVIPT
FRE     Franklin Real Estate Fund - Class 2
        (5/00; 1/89)(1),(10)                               1.57     --      --      10.45        1.57    3.92    9.89       8.80
FSV     Franklin Small Cap Value Securities Fund -
        Class 2 (5/00; 5/98)(1),(10)                       7.13     --      --      12.77        7.13      --      --       0.88
        (previously FTVIPT Franklin Value Securities
        Fund - Class 2)
FMS     Mutual Shares Securities Fund -
        Class 2 (5/02; 11/96)(1),(10)                        --     --      --         --(2)     0.77    8.06      --       8.29
     Goldman Sachs VIT
FUE     CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)   (17.10)    --      --     (16.07)     (17.10)     --      --       1.02
FMC     Mid Cap Value Fund (5/00; 5/98)(1)                 5.51     --      --      15.46        5.51      --      --       4.00
     INVESCO VIF
FID     Dynamics Fund (5/02; 8/97)(1)                        --     --      --         --(2)   (35.19)     --      --       3.57
FFS     Financial Services Fund (5/02; 9/99)(1)              --     --      --         --(2)   (15.16)     --      --       6.81
FTC     Technology Fund (5/02; 5/97)(1)                      --     --      --         --(2)   (49.02)     --      --       7.77
FTL     Telecommunications Fund (5/02; 9/99)(1)              --     --      --         --(2)   (56.72)     --      --     (24.96)
     Janus Aspen Series
FGT     Global Technology Portfolio:
        Service Shares (5/00; 1/00)(1),(12)              (40.99)    --      --     (40.89)     (40.99)     --      --     (38.49)
FIG     International Growth Portfolio:
        Service Shares (5/00; 5/94)(1),(12),(13)         (27.91)    --      --     (26.71)     (27.91)   7.79      --      11.88
     Lazard Retirement Series
FIP     International Equity Portfolio (5/00; 9/98)(1)   (28.51)    --      --     (20.53)     (28.51)     --      --      (4.32)
     MFS(R)
FGW     Investors Growth Stock Series -
        Service Class (5/00; 5/99)(1),(14)               (29.23)    --      --     (22.98)     (29.23)     --      --      (3.30)
FDS     New Discovery Series -
        Service Class (5/00; 5/98)(1),(14)               (10.80)    --      --      (8.70)     (10.80)     --      --      11.90
FUT     Utilities Series - Service Class
        (5/02; 1/95)(1),(14)                                 --     --      --         --(2)   (28.75)   8.42      --      12.52
     Pioneer VCT
FPE     Pioneer Equity Income VCT Portfolio -
        Class II Shares (5/02; 3/95)(1),(15)                 --     --      --         --(2)   (12.59)   9.97      --      12.61
FEU     Pioneer Europe VCT Portfolio -
        Class II Shares (5/02; 10/98)(1),(16)                --     --      --         --(2)   (28.32)     --      --      (7.51)
     Putnam Variable Trust
FHS     Putnam VT Health Sciences Fund -
        Class IB Shares (5/02; 4/98)(1),(17)                 --     --      --         --(2)   (24.45)     --      --       2.03
FPI     Putnam VT International Growth
        Fund - Class IB Shares (5/02; 1/97)(1),(18)          --     --      --         --(2)   (25.26)     --      --       7.49

--------------------------------------------------------------------------------
27 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Reflecting the 5% Premium Expense Charge For Period Ending Dec. 31, 2001 (continued)

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
FVS  Putnam VT Vista Fund -
        Class IB Shares (5/00; 1/97)(1),(18)             (37.40%)   --%     --%    (29.42%)    (37.40%)    --%     --%      5.44%
        Strong Funds
FSO     Strong Opportunity Fund II - Advisor Class
        (5/02; 5/92)(1),(19)                                 --     --      --         --(2)    (9.76)  11.96      --      14.57
     Wanger
FIC     International Small Cap (5/00; 5/95)(1)          (25.78)    --      --     (30.68)     (25.78)   6.02      --      13.64
FSP     U.S. Smaller Companies (5/00; 5/95)(1)             4.86     --      --       6.50        4.86   10.30      --      16.30
        (previously Wanger U.S. Small Cap)
     Wells Fargo VT
FAA     Asset Allocation Fund (5/02; 4/94)(1),(20)           --     --      --         --(2)   (12.40)   7.17      --       9.44
FWI     International Equity Fund (5/02; 7/00)(1)            --     --      --         --(2)   (21.00)     --      --     (20.83)
FWS     Small Cap Growth Fund (5/02; 5/95)(1),(21)           --     --      --         --(2)   (28.79)  (3.61)     --       3.44

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(3) Cumulative return (not annualized) since commencement date of the fund.

(4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.


(16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.


(17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(18) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.

(19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation
      Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

--------------------------------------------------------------------------------
28 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Without Reflecting the 5% Premium Expense Charge For
Period Ending Dec. 31, 2001

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
     AXP(R)Variable Portfolio -
FBC     Blue Chip Advantage Fund (5/00; 9/99)(1)         (17.24%)   --%     --%    (16.95%)    (17.24%)    --%     --%     (7.74%)
FBD     Bond Fund (5/00; 10/81)(1)                         6.70     --      --       8.71        6.70    4.05    6.40       9.30
FCR     Capital Resource Fund (5/00; 10/81)(1)           (18.85)    --      --     (20.36)     (18.85)   4.27    5.86      11.08
FCM     Cash Management Fund (5/00; 10/81)(1)              2.80     --      --       3.69        2.80    3.99    3.56       5.45
FDE     Diversified Equity Income Fund (5/00; 9/99)(1)     1.22     --      --      (0.09)       1.22      --      --       1.72
FEM     Emerging Markets Fund (5/00; 5/00)(1)             (2.30)    --      --     (15.66)      (2.30)     --      --     (18.32)
FES     Equity Select Fund (5/02; 5/01)(1)                   --     --      --         --(2)       --      --      --      (1.64)(3)
FEX     Extra Income Fund (5/00; 5/96)(1)                  4.02     --      --      (2.22)       4.02    0.93      --       1.71
FFI     Federal Income Fund (5/00; 9/99)(1)                5.41     --      --       7.85        5.41      --      --       5.72
FGB     Global Bond Fund (5/00; 5/96)(1)                   0.44     --      --       4.56        0.44    1.42      --       2.52
FGR     Growth Fund (5/00; 9/99)(1)                      (31.57)    --      --     (32.49)     (31.57)     --      --     (16.76)
FIE     International Fund (5/00; 1/92)(1)               (29.33)    --      --     (26.35)     (29.33)  (2.37)     --       2.93
FMF     Managed Fund (5/00; 4/86)(1)                     (11.40)    --      --      (9.13)     (11.40)   5.82    7.84       9.22
FND     New Dimensions Fund(R) (11/99; 5/96)(1)          (17.45)    --      --      (6.55)     (17.45)   8.86      --       9.78
FPS     Partners Small Cap Value Fund (5/02; 8/01)(1)        --     --      --         --(2)       --      --      --       6.68(3)
FIV     S&P 500 Index Fund (5/00; 5/00)(1)               (13.26)    --      --     (13.72)     (13.26)     --      --     (14.00)
FSM     Small Cap Advantage Fund (5/00; 9/99)(1)          (7.37)    --      --      (4.81)      (7.37)     --      --       3.45
FST     Stock Fund (5/02; 8/01)(1)                           --     --      --         --(2)       --      --      --      (3.43)(3)
FSA     Strategy Aggressive Fund (5/00; 1/92)(1)         (33.51)    --      --     (28.67)     (33.51)   0.53      --       5.72
     AIM V.I.
FAC     Capital Appreciation Fund,
        Series II (5/02; 5/93)(1),(4)                        --     --      --         --(2)   (24.04)   5.04      --      10.73
FAD     Capital Development Fund,
        Series II (5/02; 5/98)(1),(4)                        --     --      --         --(2)    (8.93)     --      --       4.12
     Alliance VP
FAB     AllianceBernstein International Value Portfolio
        (Class B) (5/02; 5/01)(1),(5)                        --     --      --         --(2)       --      --      --      (1.87)(3)
FAL     Growth and Income Portfolio
        (Class B) (5/02; 1/91)(1),(6)                        --     --      --         --(2)    (0.73)  13.50   13.80      12.77
     American Century(R) Variable Portfolios, Inc.
FAI     VP International, Class II (5/02; 5/94)(1),(7)       --     --      --         --(2)   (29.81)   3.74      --       4.70
FAV     VP Value, Class II (5/02; 5/96)(1),(7)               --     --      --         --(2)    11.85   10.80      --      11.61
     Calvert Variable Series, Inc.
FSB     Social Balanced Portfolio (5/00; 9/86)(1)         (7.64)    --      --      (6.48)      (7.64)   6.20    7.82       8.35
     Evergreen VA
FCG     Capital Growth Fund, Class L Shares
        (5/02; 3/98)(1),(8)                                  --     --      --         --(2)   (13.80)     --      --       3.58
     Fidelity(R) VIP
FFG     Growth & Income Portfolio
        (Service Class 2) (5/02; 12/96)(1),(9)               --     --      --         --(2)    (9.83)   8.94      --       8.94
FFM     Mid Cap Portfolio (Service Class 2)
        (5/02; 12/98)(1),(9)                                 --     --      --         --(2)    (4.39)     --      --      24.35
FFO     Overseas Portfolio (Service Class 2)
        (5/02; 1/87)(1),(9)                                  --     --      --         --(2)   (21.91)   1.71    4.89       5.15

--------------------------------------------------------------------------------
29 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
     FTVIPT
FRE     Franklin Real Estate Fund - Class 2
        (5/00; 1/89)(1),(10)                               6.91%    --%     --%     13.98%       6.91%   4.99%  10.45%      9.24%
FSV     Franklin Small Cap Value Securities Fund -
        Class 2 (5/00; 5/98)(1),(10)                      12.76     --      --      16.37       12.76     --       --       2.30
        (previously FTVIPT Franklin Value
        Securities Fund - Class 2)
FMS     Mutual Shares Securities Fund -
        Class 2 (5/02; 11/96)(1),(10)                        --     --      --         --(2)     6.08    9.17      --       9.38
     Goldman Sachs VIT
FUE     CORE(SM) U.S. Equity Fund (5/00; 2/98)(1),(11)   (12.73)    --      --     (13.39)     (12.73)     --      --       2.37
FMC     Mid Cap Value Fund (5/00; 5/98)(1)                11.06     --      --      19.15       11.06      --      --       5.46
     INVESCO VIF
FID     Dynamics Fund (5/02; 8/97)(1)                        --     --      --         --(2)   (31.78)     --      --       4.80
FFS     Financial Services Fund (5/02; 9/99)(1)              --     --      --         --(2)   (10.70)     --      --       9.24
FTC     Technology Fund (5/02; 5/97)(1)                      --     --      --         --(2)   (46.34)     --      --       8.98
FTL     Telecommunications Fund (5/02; 9/99)(1)              --     --      --         --(2)   (54.44)     --      --     (23.25)
     Janus Aspen Series
FGT     Global Technology Portfolio:
        Service Shares (5/00; 1/00)(1),(12)              (37.88)    --      --     (39.00)     (37.88)     --      --     (36.86)
FIG     International Growth Portfolio:
        Service Shares (5/00; 5/94)(1),(12),(13)         (24.12)    --      --     (24.37)     (24.12)   8.90      --      12.63
     Lazard Retirement Series
FIP     International Equity Portfolio (5/00; 9/98)(1)   (24.75)    --      --     (17.99)     (24.75)     --      --      (2.84)
     MFS(R)
FGW     Investors Growth Stock Series -
        Service Class (5/00; 5/99)(1),(14)               (25.51)    --      --     (20.52)     (25.51)     --      --      (1.42)
        (previously MFS(R)Growth Series)
FDS     New Discovery Series -
        Service Class (5/00; 5/98)(1),(14)                (6.11)    --      --      (5.78)      (6.11)     --      --      13.47
FUT     Utilities Series - Service Class
        (5/02; 1/95)(1),(14)                                 --     --      --         --(2)   (25.00)   9.53      --      13.35
     Pioneer VCT
FPE     Pioneer Equity Income VCT Portfolio -
        Class II Shares (5/02; 3/95)(1),(15)                 --     --      --         --(2)    (7.98)  11.11      --      13.46
FEU     Pioneer Europe VCT Portfolio -
        Class II Shares (5/02; 10/98)(1),(16)                --     --      --         --(2)   (24.54)     --      --      (6.00)
     Putnam Variable Trust
FHS     Putnam VT Health Sciences Fund -
        Class IB Shares (5/02; 4/98)(1),(17)                 --     --      --         --(2)   (20.48)     --      --       3.47
FPI     Putnam VT International Growth
        Fund - Class IB Shares (5/02; 1/97)(1),(18)          --     --      --         --(2)   (21.33)     --      --       8.60
FVS     Putnam VT Vista Fund -
        Class IB Shares (5/00; 1/97)(1),(18)             (34.10)    --      --     (27.16)     (34.10)     --      --       6.52
     Strong Funds
FSO     Strong Opportunity Fund II - Advisor Class
        (5/02; 5/92)(1),(19)                                 --     --      --         --(2)    (5.01)  13.11      --      15.18

-------------------------------------------------------------------------------
30 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Without Reflecting the 5% Premium Expense Charge For Period Ending Dec. 31, 2001 (continued)

                                                                   Performance since                   Performance since
                                                            commencement of the subaccount          commencement of the fund
                                                                                     Since                                 Since
Subaccount   Investing in                                1 year 5 years 10 years commencement  1 year 5 years 10 years commencement
     Wanger
FIC     International Small Cap (5/00; 5/95)(1)          (21.87%)   --%     --%    (28.46%)    (21.87%)  7.12%     --%     14.52%
FSP     U.S. Smaller Companies (5/00; 5/95)(1)            10.38     --      --       9.91       10.38   11.43      --      17.20
        (previously Wanger U.S. Small Cap)
     Wells Fargo VT
FAA     Asset Allocation Fund (5/02; 4/94)(1),(20)           --     --      --         --(2)    (7.79)   8.27      --      10.17
FWI     International Equity Fund (5/02; 7/00)(1)            --     --      --         --(2)   (16.85)     --      --     (18.07)
FWS     Small Cap Growth Fund (5/02; 5/95)(1),(21)           --     --      --         --(2)   (25.05)  (2.61)     --       4.25

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(3) Cumulative return (not annualized) since commencement date of the fund.

(4) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(5) Because Class B shares were not offered until August 15, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning August 15, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(6) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.

(8) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.

(9) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to January 12, 2000 would have been lower.

(10) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(11)  CORE(SM) is a service mark of Goldman, Sachs & Co.

(12) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(13) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(14) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(15) Performance of the portfolio's Class I shares are from inception date of Sep. 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(16) Performance of the portfolio's Class I shares are from inception date of Oct. 30, 1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class IIshares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

(17) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.

(18) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%.

(19) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

(20) Performance for periods prior to Sept. 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation
      Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(21) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

--------------------------------------------------------------------------------
31 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

The Fixed Account

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").

The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life revenues and expenses.

We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE
The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

o    the value on the previous monthly date; plus
o    net premiums  allocated to the fixed  account  since the last monthly date;
     plus
o any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus
o    accrued interest on all of the above; minus
o any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus
o any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus
o interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus
o any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES
The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

Calculation of subaccount value: The value of each subaccount on the policy date equals:

o    the portion of your initial net premium allocated to the subaccount; plus
o    interest accrued before the policy date; minus
o the portion of the monthly deduction for the first policy month allocated to that subaccount.

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32   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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The value of each subaccount on each valuation date equals:

o the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus
o net premiums received and allocated to the subaccount during the current valuation period; plus
o any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus
o any transfers from the subaccount including loan transfers during the current valuation period; minus
o any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus
o any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

Accumulation units: We convert the policy value to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

Number of units: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

Accumulation unit value: The current value for each subaccount equals the last value times the current net investment factor.

Net investment factor: Determined at the end of each valuation period, this factor equals: (a divided by b) - c, where:

(a)  equals:

     o    net asset value per share of the fund; plus
     o per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus
     o any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b)  equals:

     o net asset value per share of the fund at the end of the preceding valuation period; plus
     o any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments allocated to the subaccounts;
o    transfers into or out of the subaccount(s);
o    partial surrenders and partial surrender fees;
o    surrender charges; and/or
o    monthly deductions.

Accumulation unit values will fluctuate due to:

o    changes in underlying funds(s) net asset value;
o    dividends distributed to the subaccount(s);
o    capital gains or losses of underlying funds;
o    fund operating expenses; and/or
o    mortality and expense risk charges.

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33   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the death benefit is the greater of the specified amount or the policy value multiplied by the death benefit factor in the table below. The proceeds payable are the death benefit amount minus outstanding indebtedness.

If that death is on or after the insured's attained insurance age 100, the amount payable is the greater of:

o the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or
o the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

Applicable percentage table

Insured's attained         Applicable percentage               Insured's attained             Applicable percentage
insurance age                 of policy value                     insurance age                  of policy value
40 or younger                       250%                               61                              128%
41                                  243                                62                              126
42                                  236                                63                              124
43                                  229                                64                              122
44                                  222                                65                              120
45                                  215                                66                              119
46                                  209                                67                              118
47                                  203                                68                              117
48                                  197                                69                              116
49                                  191                                70                              115
50                                  185                                71                              113
51                                  178                                72                              111
52                                  171                                73                              109
53                                  164                                74                              107
54                                  157                             75-90                              105
55                                  150                                91                              104
56                                  146                                92                              103
57                                  142                                93                              102
58                                  138                                94                              101
59                                  134                            95-100                              100
60                                  130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

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34   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Option 2 (variable amount): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

o    the policy value plus the specified amount; or
o the applicable percentage of policy value (from the preceding table) on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

Examples:                                    Option 1         Option 2

Specified amount                             $100,000         $100,000
Policy value                                 $  5,000         $  5,000
Death benefit                                $100,000         $105,000
Policy value increases to                    $  8,000         $  8,000
Death benefit                                $100,000         $108,000
Policy value decreases to                    $  3,000         $  3,000
Death benefit                                $100,000         $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

o Monthly deduction because the cost of insurance depends upon the specified amount.

o    Minimum initial premium.

o    Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

Increases: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. IDS Life will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.
o    Charges for certain optional insurance benefits may increase.

o    The minimum initial premium and the NLG premiums will increase.

o    The surrender charge will increase.


At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless an NLG option or the minimum initial premium period is in effect.


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35   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in the coverage cannot reduce the initial specified amount below the following amounts:

All Band Years          Minimum Specified Amount
Year 1                  100% of the initial specified amount
Years 2-5               75% of the initial specified amount
Years 6-10              50% of the initial specified amount
Years 11-15             25% of the initial specified amount
Years 16+               $1,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
o    Charges for certain optional insurance benefits may decrease.

o    The minimum initial premium and the NLG premiums will decrease.

o    The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o    First from the portion due to the most recent increase;
o    Next from portions due to the next most recent increases successively; and
o    Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o    the policy value on the date of death; plus
o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
o    the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

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36   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners, we may apply modifications or restrictions in any reasonable manner to prevent transfers. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;
o    requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or
o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.
o    For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
o    For automated transfers -- $50.

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37   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

   o  None.

From the fixed account to a subaccount:

   o  None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy. Currently, we do not assess a fee for any transfers.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER
Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 By letter:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Express mail:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By phone:

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)
TTY service for the hearing impaired:
(800) 258-8846 (toll free)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.
o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

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38   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

AUTOMATED TRANSFERS
In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.
o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.
o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.
o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.
o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.
o Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year and to charge a fee for more than five transfers per year by phone or mail.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works
                                                                        Number
                                             Amount    Accumulation    of units
                                    Month   invested    unit value     purchased
By investing an equal number        Jan       $100         $20            5.00
of dollars each month ...           Feb        100          16            6.25
                                    Mar        100           9           11.11
you automatically buy               Apr        100           5           20.00
more units when the                 May        100           7           14.29
per unit market price is low ...    June       100          10           10.00
                                    July       100          15            6.67
and fewer units                     Aug        100          20            5.00
when the per unit                   Sept       100          17            5.88
market price is high.               Oct        100          12            8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. In addition, we reserve the right to limit mail and telephone transfers to five per policy year and to charge a fee for more than five transfers per year by phone or mail.

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39   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Policy Loans

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Interest rate: The interest rate for policy loans is 6% per year. After the tenth anniversary we expect to reduce the loan interest to 4% per year. Interest is charged daily and due at the end of the policy year.

Minimum loan: $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

Maximum loan:

o In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.
o    In Alabama, 100% of the policy value minus surrender charges.
o    In all other states, 90% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

Payment of loaned funds: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds").

Allocation of loans to accounts: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.0% annual interest.

Repayments: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

Overdue interest: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

Effects of policy loans: If you do not repay your loan, it will reduce the death benefit and cash surrender value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate any NLG option in effect. If the indebtedness exceeds the policy value minus surrender charges, the policy will lapse. (See "Keeping the Policy in Force.")

Taxes: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. A 10% IRS penalty also may apply if you are under age 59 1/2 if the policy is classified as a "modified endowment." (See "Federal Taxes.")

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40   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

Policy Surrenders

You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which we receive your request. We may require you to return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

We normally will process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of Payments" under "Payment of Policy Proceeds.")

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS
After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) The remaining policy value after a partial surrender cannot be less than $250. We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS
Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Loads, Fees and Charges.")
o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
o A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the no lapse guarantee in effect.
o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life will deduct this decrease from the current specified amount in this order:

     1.   First from the specified amount provided by the most recent increase;
     2.   Next from the next most recent increases successively;
     3.   Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES
Upon surrender, you generally will be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. A 10% IRS penalty also may apply if you are under age 591/2 if the policy is classified as a "modified endowment."
(See "Federal Taxes.")

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41   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

EXCHANGE RIGHT
During the first two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1.   this policy is in force; and
2.   your request is in writing; and
3.   you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

Optional Insurance Benefits

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI)
If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death. This rider is not available in all states.

ACCIDENTAL DEATH BENEFIT (ADB)
ADB provides an additional death benefit if the insured's death is caused by accidental injury.

AUTOMATIC INCREASE BENEFIT RIDER (AIB)
AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured's attained age 65.


BASE INSURED RIDER (BIR)
BIR provides an additional level adjustable death benefit on the base insured.


CHILDREN'S INSURANCE RIDER (CIR)
CIR provides level term coverage on each eligible child.

OTHER INSURED RIDER (OIR)
OIR provides a level, adjustable death benefit on the life of each other insured covered.

WAIVER OF MONTHLY DEDUCTION (WMD)
Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.

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42   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Payment of Policy Proceeds

Proceeds will be paid when:

o    you surrender the policy; or
o    the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

Payment options: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.

You may also make a written request to change a prior choice of payment option, if we agree, to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

Option A: Interest payments: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

Option B: Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                      Payment period    Monthly payment per $1,000
                          (years)          placed under Option B
                            10                     $9.61
                            15                     6.87
                            20                     5.51
                            25                     4.71
                            30                     4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

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43   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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


Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table
                                               Life Income per $1,000 with payments guaranteed for
Age           Beginning                5 years                       10 years                           15 years
payee         in year            Male        Female              Male        Female                Male         Female
65            2005              $ 5.28          $4.68            $5.16        $4.63                $4.96         $4.54
              2010                5.19           4.61             5.08         4.57                 4.90          4.49
              2015                5.11           4.55             5.01         4.51                 4.84          4.43
              2020                5.03           4.49             4.94         4.45                 4.78          4.39
              2025                4.95           4.43             4.87         4.40                 4.73          4.34
              2030                4.88           4.38             4.81         4.35                 4.68          4.30
70            2005                6.15           5.37             5.88         5.26                 5.49          5.07
              2010                6.03           5.28             5.79         5.18                 5.42          5.00
              2015                5.92           5.19             5.70         5.10                 5.36          4.94
              2020                5.81           5.10             5.61         5.03                 5.30          4.88
              2025                5.71           5.03             5.53         4.96                 5.24          4.83
              2030                5.61           4.95             5.45         4.89                 5.18          4.77
75            2005                7.30           6.36             6.74         6.09                 6.01          5.67
              2010                7.14           6.23             6.63         5.99                 5.95          5.60
              2015                6.99           6.10             6.52         5.89                 5.90          5.54
              2020                6.84           5.99             6.42         5.79                 5.84          5.47
              2025                6.71           5.88             6.32         5.71                 5.78          5.41
              2030                6.58           5.78             6.23         5.62                 5.73          5.35
85            2005               10.68           9.65             8.52         8.14                 6.73          6.64
              2010               10.45           9.41             8.44         8.04                 6.72          6.62
              2015               10.22           9.19             8.36         7.93                 6.70          6.59
              2020               10.00           8.98             8.27         7.83                 6.68          6.57
              2025                9.79           8.78             8.19         7.74                 6.67          6.54
              2030                9.60           8.59             8.11         7.64                 6.65          6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3.00% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


Deferral of payments: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);
o    the NYSE is closed (other than customary weekend and holiday closings);
o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

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44   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

Federal Taxes

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS
IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS
The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                               Taxable portion of pre-death proceeds
------------------------------------------------------------------------------------------------------------------------------------
Full surrender:                                  Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                           Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowments):        Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments (modified           Lesser of: The amount of the loan/assignment or policy value minus your investment
endowments):                                     in the policy.*

Partial surrenders (not modified endowments):    Generally, if the amount received is greater than your investment in the policy,*
                                                 the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments (not modified       None.**
endowments):

Payment options:                                 If proceeds of the policy will be paid under one of the payment options, see the
                                                 "Payment option" section for tax information.
------------------------------------------------------------------------------------------------------------------------------------

 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.
** See "Lapse" under "Source of proceeds" above for explanation of tax treatment.

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45   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

MODIFIED ENDOWMENT CONTRACTS
In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o    you apply for it or materially change it on or after June 21, 1988 and
o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Increases in benefits: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o    the distribution occurs after the owner attains age 591/2;
o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or
o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS
Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

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46   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
     PLATINUM -- PROSPECTUS
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

IDS Life

IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.

IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP
IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $-- billion.

STATE REGULATION
IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically.

DISTRIBUTION OF THE POLICY
IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.

IDS Life pays its representatives a commission of up to 95% of the initial target premium (annualized) for VUL IV in the first three years when the policy is sold, plus up to 3.5% of all premiums in excess of the target premium. For VUL IV - Platinum, the commission is up to 85% of the initial target premium (annualized) in the first three years, plus 2.5% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee of .125% or less of the policy value, net of indebtedness. IDS Life pays additional commissions if an increase in coverage occurs.

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47   AMERICAN  EXPRESS VARIABLE  UNIVERSAL LIFE IV/VARIABLE  UNIVERSAL LIFE IV -
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

LEGAL PROCEEDINGS [TO BE UPDATED BY AMENDMENT]
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert
v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS [TO BE UPDATED BY AMENDMENT]
Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - American Express Variable Universal Life IIISM at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.

--------------------------------------------------------------------------------
48 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Management of IDS Life

DIRECTORS

Gumer C. Alvero
Director and Executive Vice President - Annuities since March 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO from April 1996 to April 1998.

Timothy V. Bechtold
Director and President since March 2001. Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.

Barry J. Murphy
Director and Executive Vice President, Client Service, since March 1994. Director and Senior Vice President, AEFC, since May 1994.

Stephen W. Roszell
Director since January 2002. Senior Vice President - Institutional Group, AEFC.

John T. Sweeney
Director and Executive Vice President - Finance since January 2002. Vice President - Lead Financial Officer Products, AEFC, since November 2000. Vice President and Controller - Brokerage, AEFC, from November 1996 to November 2000.

OFFICERS OTHER THAN DIRECTORS

Philip C. Wentzel
Vice President and Controller since 1998; Vice President - Finance, Risk Management Products, AEFC since 1997.

David L. Yowan
Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

Timothy S. Meehan
Secretary since December 2000. Secretary of AEFC, American Express Financial Advisors Inc., IDS Life Series Fund, Inc. and AEFC since October 1995.

Teresa J. Rasmussen
Vice President and General Counsel since August 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.

Other Information

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS
We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

--------------------------------------------------------------------------------
49 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, -- for example, the election of directors -- all shares may vote together as one series. In those cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.

REPORTS
At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.

For detailed information on the agency rating given to IDS Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                              www.ambest.com
Fitch                                  www.fitchratings.com
Moody's                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

o    the annual rate of return of the fund is 0%, 6% or 12%.
o the cost of insurance rates and policy fees are current rates or guaranteed rates and fees.

o the specified amounts are $100,000 for VUL IV or $1,000,000 for VUL IV - Platinum.


This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the Illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results also would differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual age of the person you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

--------------------------------------------------------------------------------
50 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the fund as a whole but differed across portfolios.

Insured: assumes a male insurance age 35, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate.


Premiums: assumes a $900 premium is paid in full at the beginning of each policy year for VUL IV. Results would differ if premiums were paid on a different schedule and assumes a $9,000 premium is paid in full at the beginning of each policy year for VUL IV - Platinum.


Policy loans and partial withdrawals: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES
The death benefit, policy value and cash surrender value reflect the following charges:

o    Premium expense charge: 5% of each premium payment.
o Cost of insurance charge and surrender charge for the assumed insured's insurance age, duration, sex and risk classification.

o Policy fee: $7.50 per month for VUL IV. $0 per month for VUL IV - Platinum. The guaranteed policy fee is $7.50 per month for both.

o The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:

o the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.68% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees, based on assets of the subaccounts, of the funds available under the policy. This fee reflects applicable fund fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed investment management fee would be 0.72% and the policy values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information;
o the 12b-1 fee, assumed to be equivalent to an annual rate of 0.17% of the fund's average daily net assets;
o the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first 10 policy years. For years 11-20 this charge equals 0.45% for VUL IV and 0.30% for VUL IV - Platinum. For years 21 and after, this charge equals 0.30% for VUL IV and 0.20% for VUL IV - Platinum. We reserve the right to charge up to 0.9% for all policy years; and
o a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.23% of each fund's average daily net assets for direct expenses incurred by the fund. The assumed nonadvisory expense charge reflects applicable fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed nonadvisory expense charge would be 0.78% and the values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees, and Charges" section of this prospectus for additional information.

After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

        Gross annual        Net annual rate           Net annual rate        Net annual rate               Net annual rate
        investment           of return for             of return for          of return for                of return for
        Rate          "Guaranteed costs assumed"  "Current costs assumed" "Current costs assumed"      "Current costs assumed"
                             illustration              illustration,          illustration,                 illustration,
                                                        years 1-10             years 11-20               years 21 and after
For VUL IV
         0%                   (1.98%)                    (1.98%)                  (1.53%)                       (1.38%)
         6                     4.02                       4.02                     4.47                          4.62
        12                    10.02                      10.02                    10.47                         10.62

        Gross annual        Net annual rate           Net annual rate        Net annual rate               Net annual rate
        investment           of return for             of return for          of return for                of return for
        Rate          "Guaranteed costs assumed"  "Current costs assumed" "Current costs assumed"      "Current costs assumed"
                             illustration              illustration,          illustration,                 illustration,
                                                        years 1-10             years 11-20               years 21 and after
For VUL IV -  Platinum
         0%                   (1.98%)                    (1.98%)                  (1.38%)                       (1.28%)
         6                     4.02                       4.02                     4.62                          4.72
        12                    10.02                      10.02                    10.62                         10.72

--------------------------------------------------------------------------------
51 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Taxes: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.


Illustration
------------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                      Male -- age 35                                     Current costs assumed
Death benefit Option 1                                    nonsmoker                                         Annual premium $900
------------------------------------------------------------------------------------------------------------------------------------
              Premium
            accumulated       Death benefit(1),(2)                Policy value(1),(2)                  Cash surrender value(1),(2)
End of      with annual    assuming hypothetical gross        assuming hypothetical gross              assuming hypothetical gross
policy       interest      annual investment return of        annual investment return of              annual investment return of
year          at 5%        0%          6%           12%        0%         6%         12%          0%           6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1       $   945     $100,000    $100,000     $100,000     $  582    $   625    $    668      $   --      $    --      $     --
   2         1,937      100,000     100,000      100,000      1,144      1,266       1,394         243          365           493
   3         2,979      100,000     100,000      100,000      1,687      1,926       2,186         786        1,025         1,285
   4         4,073      100,000     100,000      100,000      2,210      2,602       3,046       1,309        1,701         2,145
   5         5,222      100,000     100,000      100,000      2,714      3,297       3,985       1,813        2,396         3,084
   6         6,428      100,000     100,000      100,000      3,201      4,013       5,012       2,480        3,293         4,291
   7         7,694      100,000     100,000      100,000      3,670      4,751       6,135       3,130        4,211         5,594
   8         9,024      100,000     100,000      100,000      4,117      5,506       7,358       3,757        5,145         6,998
   9        10,420      100,000     100,000      100,000      4,554      6,290       8,705       4,374        6,110         8,525
  10        11,886      100,000     100,000      100,000      4,972      7,096      10,179       4,972        7,096        10,179
  11        13,425      100,000     100,000      100,000      5,399      7,964      11,845       5,399        7,964        11,845
  12        15,042      100,000     100,000      100,000      5,802      8,853      13,672       5,802        8,853        13,672
  13        16,739      100,000     100,000      100,000      6,186      9,771      15,682       6,186        9,771        15,682
  14        18,521      100,000     100,000      100,000      6,542     10,710      17,888       6,542       10,710        17,888
  15        20,392      100,000     100,000      100,000      6,870     11,671      20,311       6,870       11,671        20,311
  16        22,356      100,000     100,000      100,000      7,167     12,651      22,972       7,167       12,651        22,972
  17        24,419      100,000     100,000      100,000      7,421     13,642      25,889       7,421       13,642        25,889
  18        26,585      100,000     100,000      100,000      7,640     14,650      29,099       7,640       14,650        29,099
  19        28,859      100,000     100,000      100,000      7,819     15,672      32,630       7,819       15,672        32,630
  20        31,247      100,000     100,000      100,000      7,952     16,704      36,518       7,952       16,704        36,518
age 60      45,102      100,000     100,000      100,000      7,930     22,149      63,401       7,930       22,149        63,401
age 65      62,785      100,000     100,000      132,494      6,366     27,787     108,602       6,366       27,787       108,602
------------------------------------------------------------------------------------------------------------------------------------


(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
52 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
------------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $1,000,000                                 Male -- age 35                        Current costs assumed
Death benefit Option 1                                                 nonsmoker                          Annual premium $9,000
------------------------------------------------------------------------------------------------------------------------------------
              Premium
            accumulated       Death benefit(1),(2)                Policy value(1),(2)                  Cash surrender value(1),(2)
End of      with annual    assuming hypothetical gross        assuming hypothetical gross              assuming hypothetical gross
policy       interest      annual investment return of        annual investment return of              annual investment return of
year          at 5%        0%          6%           12%        0%         6%         12%          0%           6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1      $  9,450   $1,000,000  $1,000,000   $1,000,000   $  7,119   $  7,591  $    8,063    $     --     $     --    $       --
   2        19,373    1,000,000   1,000,000    1,000,000     14,106     15,497      16,946       5,096        6,487         7,936
   3        29,791    1,000,000   1,000,000    1,000,000     20,905     23,672      26,671      11,895       14,662        17,661
   4        40,731    1,000,000   1,000,000    1,000,000     27,493     32,098      37,292      18,483       23,088        28,282
   5        52,217    1,000,000   1,000,000    1,000,000     33,902     40,817      48,935      24,892       31,807        39,925
   6        64,278    1,000,000   1,000,000    1,000,000     40,080     49,784      61,646      32,872       42,576        54,438
   7        76,942    1,000,000   1,000,000    1,000,000     46,090     59,069      75,594      40,684       53,663        70,188
   8        90,239    1,000,000   1,000,000    1,000,000     51,878     68,629      90,850      48,274       65,025        87,246
   9       104,201    1,000,000   1,000,000    1,000,000     57,534     78,564     107,637      55,732       76,762       105,835
  10       118,861    1,000,000   1,000,000    1,000,000     62,978     88,805     126,029      62,978       88,805       126,029
  11       134,254    1,000,000   1,000,000    1,000,000     68,665     99,975     147,024      68,665       99,975       147,024
  12       150,417    1,000,000   1,000,000    1,000,000     74,093    111,494     170,112      74,093      111,494       170,112
  13       167,388    1,000,000   1,000,000    1,000,000     79,348    123,465     195,606      79,348      123,465       195,606
  14       185,207    1,000,000   1,000,000    1,000,000     84,354    135,832     223,700      84,354      135,832       223,700
  15       203,917    1,000,000   1,000,000    1,000,000     89,087    148,594     254,666      89,087      148,594       254,666
  16       223,563    1,000,000   1,000,000    1,000,000     93,580    161,804     288,858      93,580      161,804       288,858
  17       244,191    1,000,000   1,000,000    1,000,000     97,704    175,361     326,534      97,704      175,361       326,534
  18       265,851    1,000,000   1,000,000    1,000,000    101,519    189,343     368,147     101,519      189,343       368,147
  19       288,594    1,000,000   1,000,000    1,000,000    105,003    203,755     414,138     105,003      203,755       414,138
  20       312,473    1,000,000   1,000,000    1,000,000    108,109    218,581     464,990     108,109      218,581       464,990
age 60     451,021    1,000,000   1,000,000    1,096,297    117,848    300,712     818,132     117,848      300,712       818,132
age 65     627,847    1,000,000   1,000,000    1,713,768    114,932    396,757   1,404,728     114,932      396,757     1,404,728


(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $9,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
53 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
------------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $100,000                                   Male -- age 35                      Guaranteed costs assumed
Death benefit Option 1                                                 nonsmoker                           Annual premium $900
------------------------------------------------------------------------------------------------------------------------------------
              Premium
            accumulated       Death benefit(1),(2)                Policy value(1),(2)                  Cash surrender value(1),(2)
End of      with annual    assuming hypothetical gross        assuming hypothetical gross              assuming hypothetical gross
policy       interest      annual investment return of        annual investment return of              annual investment return of
year          at 5%        0%          6%           12%        0%         6%         12%          0%           6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1     $     945     $100,000    $100,000     $100,000     $  582    $   625     $  668       $   --      $    --       $    --
   2         1,937      100,000     100,000      100,000      1,144      1,266       1,394         243          365           493
   3         2,979      100,000     100,000      100,000      1,685      1,923       2,183         784        1,022         1,282
   4         4,073      100,000     100,000      100,000      2,201      2,593       3,036       1,300        1,692         2,135
   5         5,222      100,000     100,000      100,000      2,697      3,279       3,966       1,796        2,378         3,065
   6         6,428      100,000     100,000      100,000      3,167      3,977       4,972       2,446        3,256         4,251
   7         7,694      100,000     100,000      100,000      3,611      4,687       6,064       3,071        4,146         5,524
   8         9,024      100,000     100,000      100,000      4,031      5,410       7,251       3,671        5,049         6,891
   9        10,420      100,000     100,000      100,000      4,424      6,144       8,541       4,244        5,964         8,361
  10        11,886      100,000     100,000      100,000      4,788      6,887       9,941       4,788        6,887         9,941
  11        13,425      100,000     100,000      100,000      5,120      7,637      11,461       5,120        7,637        11,461
  12        15,042      100,000     100,000      100,000      5,422      8,395      13,114       5,422        8,395        13,114
  13        16,739      100,000     100,000      100,000      5,691      9,158      14,913       5,691        9,158        14,913
  14        18,521      100,000     100,000      100,000      5,926      9,925      16,871       5,926        9,925        16,871
  15        20,392      100,000     100,000      100,000      6,123     10,693      19,003       6,123       10,693        19,003
  16        22,356      100,000     100,000      100,000      6,279     11,459      21,325       6,279       11,459        21,325
  17        24,419      100,000     100,000      100,000      6,388     12,216      23,854       6,388       12,216        23,854
  18        26,585      100,000     100,000      100,000      6,446     12,960      26,610       6,446       12,960        26,610
  19        28,859      100,000     100,000      100,000      6,445     13,683      29,613       6,445       13,683        29,613
  20        31,247      100,000     100,000      100,000      6,381     14,380      32,890       6,381       14,380        32,890
age 60      45,102      100,000     100,000      100,000      4,877     17,221      54,583       4,877       17,221        54,583
age 65      62,785      100,000     100,000      109,874        376     17,883      90,061         376       17,883        90,061


(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
54 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
------------------------------------------------------------------------------------------------------------------------------------
Initial specified amount $1,000,000                    Male -- age 35                                  Guaranteed costs assumed
Death benefit Option 1                                    nonsmoker                                       Annual premium $9,000
------------------------------------------------------------------------------------------------------------------------------------
              Premium
            accumulated       Death benefit(1),(2)                Policy value(1),(2)                  Cash surrender value(1),(2)
End of      with annual    assuming hypothetical gross        assuming hypothetical gross              assuming hypothetical gross
policy       interest      annual investment return of        annual investment return of              annual investment return of
year          at 5%        0%          6%           12%        0%         6%         12%          0%           6%             12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $    9,450   $1,000,000  $1,000,000   $1,000,000    $ 6,619   $  7,074  $    7,531     $    --     $     --    $       --
   2        19,373    1,000,000   1,000,000    1,000,000     13,030     14,355      15,737       4,020        5,345         6,727
   3        29,791    1,000,000   1,000,000    1,000,000     19,209     21,823      24,660      10,199       12,813        15,650
   4        40,731    1,000,000   1,000,000    1,000,000     25,134     29,457      34,342      16,124       20,447        25,332
   5        52,217    1,000,000   1,000,000    1,000,000     30,838     37,297      44,897      21,828       28,287        35,887
   6        64,278    1,000,000   1,000,000    1,000,000     36,272     45,295      56,355      29,064       38,087        49,147
   7        76,942    1,000,000   1,000,000    1,000,000     41,440     53,461      68,815      36,034       48,055        63,409
   8        90,239    1,000,000   1,000,000    1,000,000     46,350     61,805      82,385      42,746       58,201        78,781
   9       104,201    1,000,000   1,000,000    1,000,000     50,979     70,308      97,155      49,177       68,506        95,353
  10       118,861    1,000,000   1,000,000    1,000,000     55,307     78,955     113,228      55,307       78,955       113,228
  11       134,254    1,000,000   1,000,000    1,000,000     59,313     87,726     130,719      59,313       87,726       130,719
  12       150,417    1,000,000   1,000,000    1,000,000     63,003     96,633     149,787      63,003       96,633       149,787
  13       167,388    1,000,000   1,000,000    1,000,000     66,359    105,658     170,580      66,359      105,658       170,580
  14       185,207    1,000,000   1,000,000    1,000,000     69,359    114,787     193,266      69,359      114,787       193,266
  15       203,917    1,000,000   1,000,000    1,000,000     71,983    124,002     218,034      71,983      124,002       218,034
  16       223,563    1,000,000   1,000,000    1,000,000     74,185    133,261     245,075      74,185      133,261       245,075
  17       244,191    1,000,000   1,000,000    1,000,000     75,918    142,521     274,606      75,918      142,521       274,606
  18       265,851    1,000,000   1,000,000    1,000,000     77,136    151,741     306,878      77,136      151,741       306,878
  19       288,594    1,000,000   1,000,000    1,000,000     77,765    160,850     342,157      77,765      160,850       342,157
  20       312,473    1,000,000   1,000,000    1,000,000     77,760    169,806     380,774      77,760      169,806       380,774
age 60     451,021    1,000,000   1,000,000    1,000,000     66,003    210,132     639,147      66,003      210,132       639,147
age 65     627,847    1,000,000   1,000,000    1,295,291     24,734    233,698   1,061,714      24,734      233,698     1,061,714


(1)  Assumes no policy loans or partial withdrawals have been made.
(2) Assumes a $9,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------
55 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

Attained insurance age: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

Code: The Internal Revenue Code of 1986, as amended.

Fixed account: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured's age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.


Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

No lapse guarantee (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following three no lapse guarantee options:


o No Lapse Guarantee To Age 70 (NLG-70) guarantees the policy will not lapse before insured's attained insurance age 70 (or 10 policy years, if later).

     NLG-70 premium: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

o No Lapse Guarantee To Age 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

     NLG-100 premium: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.


The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

--------------------------------------------------------------------------------
56 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

Proceeds: The amount payable under the policy as follows:

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

     -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or
     -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

o    On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that IDS Life expects will have similar mortality experience.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

Variable account: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Information to be filed by Amendment.

--------------------------------------------------------------------------------
57 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE IV/VARIABLE UNIVERSAL LIFE IV - PLATINUM -- PROSPECTUS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
--------------------------------------------------------------------------------

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


                                                                 S-6418 A (9/02)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4

This Post-Effective Amendment No. 4 to Registration Statement No. 333-69777 comprises the following papers and documents:

          The facing sheet.

          American Express Variable Universal Life IV/American Express Variable Universal Life IV - Platinum consisting of 57 pages.

          The undertakings to file reports.

          The signatures.

          The following exhibits:

1. A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2 to the Registration Statement.

        (1) (a) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed electronically as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Resolution  of Board  of  Directors  of IDS  Life  Insurance
                  Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (2)   Not applicable.

        (3)   (a) Not applicable.

              (b)(1)Form of Division Vice President's Employment Agreement dated
                    November 1991, filed electronically as Exhibit 3(b)1 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (2)Form of  District  Manager's  Rider  to IDS  Life  Insurance
                    Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (3)Form  of  Personal  Financial   Planner's   Agreement  dated
                    November 1986, filed electronically as Exhibit 3(b)3 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

              (c) Schedules  of  Sales  Commissions  filed  electronically  as
                  Exhibit 1A.(3)(c) to Post-Effective Amendment No. 2, filed on or about May 1, 2000 is incorporated herein by reference.

        (4)   Not applicable.

        (5) (a) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33- 11165) on December 31, 1986 and incorporated herein by reference.

              (b) Flexible Premium  Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

        (6)   (a) Certificate of  Incorporation  of IDS Life Insurance  Company,
                  dated  July  23,  1957,  filed   electronically  as  Exhibit
                  1.A.(6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Amended  By-Laws  of  IDS  Life   Insurance   Company,   filed
                  electronically to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (7)   Not applicable.

        8.1 Form of Investment Management and Services Agreement dated December 17, 1985 between IDS Life and IDS Life Series Fund, Inc., filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

        8.2 Form of Investment Advisory Agreement dated July 11, 1984 between IDS Life and IDS Financial Services Inc. relating to the Variable Accounts, filed electronically as Exhibit 8(a)to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

        8.3(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4,1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.3(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as
                    Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.4 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.5(a) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.5(b) Copy of Amendment dated January 1, 2002 to Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000 filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.6(b)      Copy  of   Amendment   No.1  dated   April  30,  1999  to
                    Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference

        8.6(c) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, Inc. and Credit Suisse Asset Management Securities, Inc. dated March 1, 1996 filed electronically as Exhibit 8.42(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(c)      Copy  of  Amendment   No.  1  dated  April  30,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(d)      Copy  of  Amendment   No.  1  dated  April  30,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(e)      Copy  of   Amendment   No.  2  dated  June  29,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(e) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(f)      Copy  of   Amendment   No.  2  dated  June  29,  2001  to
                    Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(f) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(g) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as
                    Exhibit 8.6(g) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.7(h) Copy of Amendment No. 3 dated February 27, 2002 to Participation Agreement between IDS Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.6(h) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.8 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.9(a) Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No.3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.9(b) Copy of Amendment to Participation Agreement dated July 27, 2001 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.9(c)      Copy  of  Amendment  to  Participation   Agreement  dated
                    February 13, 2002 by and among Janus Aspen Series and IDS Life Insurance Company dated April 21, 2000 filed electronically as Exhibit 8.10(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed as
                    Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(a) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as
                    Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(b) Copy of Amendment dated June 29, 2001 to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(b) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.11(c)     Copy  of   Amendment   dated   February   13,   2002  to
                    Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and IDS Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.12(a) Copy of Participation Agreement Between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as
                    Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        8.12(b) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about August 10, 1999 is incorporated herein by reference.

        8.12(c) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996 filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

        8.12(d)     Copy  of   Amendment  2  dated   February  27,  2002  to
                    Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.13 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as
                    Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.14 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999 filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

        8.15 Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated March 1, 2002, filed electronically as Exhibit 8.15 to Pre-Effective No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

       (9)      None.

       (10)(a) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A.(10) to Registrant's Form S-6 Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

       (11) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A.(11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

     B. (1)     Not applicable.

        (2)     Not applicable.

     C.         Not applicable.

2.       Opinion of counsel to be filed by amendment.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.   (a) Actuarial  opinion  of  Mark  Gorham,  F.S.A.,   M.A.A.A.,   Vice
         President,   Insurance  Product  Development  is  filed  electronically herewith.

     (b) Written actuarial consent of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

7.   (a) Written auditor consent of Ernst & Young LLP to be filed by amendment.

8. Power of Attorney to sign amendments to this Registration Statement dated April 9, 2002 filed electronically as Exhibit 7(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

9. (a) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-effective Amendment No. 1 and is incorporated herein by reference.

     (b) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 2 and is incorporated herein by reference.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 8th day of August, 2002.

                             IDS Life Variable Life Separate Account
                                  (Registrant)

                             By IDS Life Insurance Company
                                    (Sponsor)

                             By /s/ Timothy V. Bechtold*
                                ---------------------------
                                    Timothy V. Bechtold, Director and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 8th day of August, 2002.


Signature                          Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                     Vice President and General Counsel
------------------------------------
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                      Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeny*                          Director and Executive
------------------------------------          Vice President - Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan

*  Signed   pursuant  to  Power  of   Attorney   dated  April  9,  2002  filed
   electronically as Exhibit 7(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

By:


/s/ Mary Ellyn Minenko
-------------------------------
    Mary Ellyn Minenko
    Counsel